UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	5-1-36	–33.57	–3.08	–2.00	—	–12.94	–33.57	–14.47	–18.29	—

B	1-3-94	–33.94	–3.06	–2.04	—	–13.26	–33.94	–14.37	–18.62	—

C	5-1-98	–31.25	–2.76	–2.18	—	–9.60	–31.25	–13.07	–19.77	—

I1	12-1-03	–29.64	–1.60	—	–0.89	–8.11	–29.64	–7.74	—	–4.75

R1[1]	8-5-03	–30.63	–2.72	—	–0.45	–8.73	–30.63	–12.88	—	–2.57

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.20%, Class B — 1.90%, Class C — 1.90%, Class I — 0.73% and Class R1 — 1.95%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

6	Sovereign Investors Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	4-30-99	$8,138	$8,138	$7,779

C2	4-30-99	8,023	8,023	7,779

I3	12-1-03	9,525	9,525	9,084

R1[3]	8-5-03	9,743	9,743	10,131

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$916.60	$6.42

Class B	1,000.00	912.90	9.72

Class C	1,000.00	913.10	9.72

Class I	1,000.00	919.00	3.81

Class R1	1,000.00	912.60	10.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.10	$6.76

Class B	1,000.00	1,014.60	10.24

Class C	1,000.00	1,014.60	10.24

Class I	1,000.00	1,020.80	4.01

Class R1	1,000.00	1,014.00	10.84

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.80% and 2.17% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 holdings[1]

International Business		T. Rowe Price Group, Inc.	2.4%
Machines Corp.	3.5%
		Johnson & Johnson	2.4%
Exxon Mobil Corp.	3.2%
		Wal-Mart Stores, Inc.	2.3%
Chevron Corp.	2.7%
		Cisco Systems, Inc.	2.2%
Microsoft Corp.	2.7%
		Teva Pharmaceutical Industries, Ltd.	2.2%
PepsiCo, Inc.	2.5%

Sector composition[2,3]

Information technology	16%	Consumer discretionary	7%

Financials	14%	Materials	6%

Industrials	13%	Utilities	3%

Health care	12%	Telecommunication services	1%

Consumer staples	12%	Short-term investments & other	5%

Energy	11%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 94.75%		$460,187,488

(Cost $415,051,736)

Aerospace & Defense 2.10%		10,207,560

United Technologies Corp.	209,000	10,207,560

Air Freight & Logistics 1.14%		5,548,040

United Parcel Service, Inc. (Class B)	106,000	5,548,040

Apparel Retail 2.99%		14,515,310

TJX Cos., Inc.	335,000	9,369,950

Urban Outfitters, Inc. (I)	264,000	5,145,360

Asset Management & Custody Banks 6.45%		31,340,161

Bank of New York Mellon Corp.	167,000	4,255,160

Federated Investors, Inc. (Class B)	200,000	4,576,000

SEI Investments Co.	237,700	3,334,931

State Street Corp.	217,000	7,406,210

T. Rowe Price Group, Inc.	305,500	11,767,860

Communications Equipment 3.76%		18,262,892

Cisco Systems, Inc. (I)	557,570	10,772,252

QUALCOMM, Inc.	177,000	7,490,640

Computer Hardware 5.76%		27,975,493

Apple, Inc. (I)	26,590	3,345,820

Hewlett-Packard Co.	207,500	7,465,850

International Business Machines Corp.	166,300	17,163,823

Construction & Farm Machinery & Heavy Trucks 0.95%		4,632,516

Caterpillar, Inc.	130,200	4,632,516

Distillers & Vintners 1.28%		6,220,500

Diageo PLC, ADR	130,000	6,220,500

Diversified Chemicals 0.99%		4,798,800

E.I. Du Pont de Nemours & Co.	172,000	4,798,800

Diversified Financial Services 2.17%		10,551,420

JPMorgan Chase & Co.	319,740	10,551,420

Drug Retail 2.04%		9,915,360

CVS Caremark Corp.	312,000	9,915,360

Electric Utilities 2.20%		10,704,210

FPL Group, Inc.	199,000	10,704,210

Electrical Components & Equipment 2.10%		10,177,960

Emerson Electric Co.	299,000	10,177,960

See notes to financial statements

Semiannual report | Sovereign Investors Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Fertilizers & Agricultural Chemicals 1.80%		$8,743,670

Monsanto Co.	103,000	8,743,670

Food Distributors 0.95%		4,619,340

SYSCO Corp.	198,000	4,619,340

Footwear 1.69%		8,185,320

NIKE, Inc. (Class B)	156,000	8,185,320

Gas Utilities 0.92%		4,458,000

Questar Corp.	150,000	4,458,000

Health Care Equipment 3.71%		18,007,040

Becton, Dickinson & Co.	148,000	8,951,040

Medtronic, Inc.	283,000	9,056,000

Health Care Supplies 1.52%		7,383,960

DENTSPLY International, Inc.	258,000	7,383,960

Home Improvement Retail 2.17%		10,556,500

Lowe’s Cos., Inc.	491,000	10,556,500

Household Products 0.79%		3,856,320

Procter & Gamble Co.	78,000	3,856,320

Hypermarkets & Super Centers 2.28%		11,062,800

Wal-Mart Stores, Inc.	219,500	11,062,800

Industrial Conglomerates 3.75%		18,220,068

3M Co.	134,400	7,741,440

General Electric Co.	828,350	10,478,628

Industrial Gases 3.07%		14,907,898

Air Products and Chemicals, Inc.	77,000	5,074,300

Praxair, Inc.	131,800	9,833,598

Industrial Machinery 1.54%		7,480,320

Danaher Corp.	128,000	7,480,320

Integrated Oil & Gas 8.77%		42,604,686

Chevron Corp.	198,400	13,114,240

Exxon Mobil Corp.	229,872	15,325,566

Royal Dutch Shell PLC (A Shares)	149,000	6,806,320

Total SA, ADR	148,000	7,358,560

Integrated Telecommunication Services 1.31%		6,353,760

AT&T, Inc.	248,000	6,353,760

Internet Software & Services 1.40%		6,810,684

Google, Inc. (Class A)(I)	17,200	6,810,684
Investment Banking & Brokerage 1.17%		5,654,000

Goldman Sachs Group Inc.	44,000	5,654,000

Life & Health Insurance 3.51%		17,048,976

Aflac, Inc.	253,400	7,320,726

MetLife Inc.	327,000	9,728,250

Oil & Gas Exploration & Production 2.00%		9,712,440

EOG Resources, Inc.	153,000	9,712,440

Pharmaceuticals 6.82%		33,102,697

Abbott Laboratories	255,000	10,671,750

Johnson & Johnson	223,450	11,699,842

Teva Pharmaceutical Industries, Ltd., ADR	244,500	10,731,105

See notes to financial statements

12	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Publishing 0.62%					$3,015,000

McGraw-Hill Cos., Inc.				100,000	3,015,000

Railroads 1.40%					6,780,092

Norfolk Southern Corp.				190,025	6,780,092

Semiconductors 1.54%					7,494,080

Analog Devices, Inc.				136,000	2,894,080

Microchip Technology, Inc. (L)				200,000	4,600,000

Soft Drinks 2.46%					11,933,692

PepsiCo, Inc.				239,825	11,933,692

Systems Software 3.55%					17,244,313

Microsoft Corp.				643,050	13,028,193

Oracle Corp.				218,000	4,216,120

Tobacco 2.08%					10,101,610

Philip Morris International, Inc.				279,050	10,101,610

		Interest
Issuer		rate		Shares	Value

Short-term investments 6.18%					$30,026,699

(Cost $30,026,699)

Cash Equivalents 0.38%					1,830,800

John Hancock Cash Investment Trust (T)(W)		0.7696% (Y)		1,830,800	1,830,800

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 5.80%					28,195,899

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	AAA	$17,400	17,400,000

U.S. Treasury Bill	Zero	06-25-09	AAA	10,800	10,795,899

Total investments (Cost $445,078,435)† 100.93%					$490,214,187

Liabilities in excess of other assets (0.93%)					($4,532,626)

Total net assets 100.00%					$485,681,561

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $446,618,808. Net unrealized appreciation aggregated $43,595,379, of which $82,237,987 related to appreciated investment securities and $38,642,608 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $443,247,635) including
$1,830,800 of securities loaned (Note 2)	$488,383,387
Investments in affiliated issuers, at value (Cost $1,830,800) (Note 2)	1,830,800
Total investments, at value (Cost $445,078,435)	490,214,187
Cash	15,082
Receivable for investments sold	7,078,684
Receivable for fund shares sold	627,776
Dividends and interest receivable	524,689
Receivable for security lending income	3,807
Receivable from affiliates	249,885
Other receivables and prepaid assets	275
Total assets	498,714,385

Liabilities

Payable for investments purchased	10,008,038
Payable for fund shares repurchased	482,556
Payable upon return of securities loaned (Note 2)	1,830,800
Payable to affiliates
Accounting and legal services fees	8,507
Distribution and service fees	131,539
Trustees’ fees	203,722
Management fees	222,875
Other payables and accrued expenses	144,787
Total liabilities	13,032,824

Net assets

Capital paid-in	$503,580,013
Accumulated net investment loss	(253,774)
Accumulated net realized loss on investments	(62,780,430)
Net unrealized appreciation on investments	45,135,752
Net assets	$485,681,561

Net asset value per share

Class A ($427,990,184 ÷ 36,530,572 shares)	$11.72
Class B ($32,809,511 ÷ 2,811,047 shares)[1]	$11.67
Class C ($10,600,769 ÷ 906,158 shares)[1]	$11.70
Class I ($14,175,405 ÷ 1,207,888 shares)	$11.74
Class R1 ($105,692 ÷ 9,133 shares)	$11.57

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.34

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,527,963
Interest	21,057
Securities lending	5,849
Less foreign taxes withheld	(67,184)

Total investment income	6,487,685

Expenses

Investment management fees (Note 4)	1,435,451
Distribution and service fees (Note 4)	850,191
Transfer agent fees (Note 4)	714,238
Accounting and legal services fees (Note 4)	34,929
Trustees’ fees	19,933
State registration fees	11,445
Printing and postage fees	32,472
Professional fees	28,773
Custodian fees	41,740
Registration and filing fees	13,483
Proxy fees	151,417
Miscellaneous	11,973

Total expenses	3,346,045
Less expense reductions (Note 4)	(163)

Net expenses	3,345,882

Net investment income	3,141,803

Realized and unrealized gain (loss)

Net realized loss on investments in unaffiliated issuers	(54,003,509)
Change in net unrealized appreciation (depreciation) of investments
in unaffiliated issuers	1,668,591

Net realized and unrealized loss	(52,334,918)

Decrease in net assets from operations	($49,193,115)

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$3,141,803	$6,688,518	$8,652,476
Net realized gain (loss)	(54,003,509)	(7,857,430)	99,716,573
Change in net unrealized appreciation
(depreciation)	1,668,591	(209,244,073)	(39,732,880)

Increase (decrease) in net assets
resulting from operations	(49,193,115)	(210,412,985)	68,636,169

Distributions to shareholders
From net investment income
Class A	(3,020,648)	(6,486,163)	(8,278,838)
Class B	(125,495)	(277,712)	(314,568)
Class C	(32,362)	(58,262)	(51,346)
Class I	(133,105)	(4,766)	(639)
Class R1	(334)	(543)	(677)
From net realized gain
Class A	—	(17,893,930)	(73,843,171)
Class B	—	(1,590,592)	(7,808,740)
Class C	—	(346,792)	(1,362,764)
Class I	—	(10,139)	(3,533)
Class R1	—	(4,232)	(13,359)

Total distributions	(3,311,944)	(26,673,131)	(91,677,635)

From Fund share transactions (Note 6)	(17,138,395)	(60,239,127)	(61,114,252)

Total decrease	(69,643,454)	(297,325,243)	(84,155,718)

Net assets

Beginning of period	555,325,015	852,650,258	936,805,976

End of period	$485,681,561	$555,325,015	$852,650,258

Accumulated net investment income (loss)	($253,774)	($83,633)	$274,265

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]

Per share operating performance

Net asset value, beginning
of period	$12.88	$18.29	$18.94	$18.51	$19.54	$18.74	$15.81
Net investment income[4]	0.08	0.16	0.21	0.20	0.18	0.17	0.14
Net realized and unrealized gain
(loss) on investments	(1.16)	(4.93)	1.29	2.51	0.27	0.80	2.93
Total from investment
operations	(1.08)	(4.77)	1.50	2.71	0.45	0.97	3.07
Less distributions
From net investment income	(0.08)	(0.17)	(0.21)	(0.21)	(0.18)	(0.17)	(0.14)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—	—
Total distributions	(0.08)	(0.64)	(2.15)	(2.28)	(1.48)	(0.17)	(0.14)
Net asset value, end of period	$11.72	$12.88	$18.29	$18.94	$18.51	$19.54	$18.74
Total return (%)[5]	(8.34)[6]	(26.71)[6]	7.83	14.67[7]	2.28[7]	5.23	19.55

Ratios and supplemental data

Net assets, end of period
(in millions)	$428	$493	$758	$810	$818	$936	$998
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.35[8]	1.20[8]	1.14	1.17	1.20	1.20	1.24
Expenses net of all fee waivers	1.35[8]	1.20[8]	1.14	1.16	1.19	1.20	1.24
Expenses net of all fee waivers
and credits	1.35[8]	1.20[8]	1.14[9]	1.16	1.19	1.20	1.24
Net investment income	1.36[8]	1.19[8]	1.04	1.04	0.92	0.91	0.85
Portfolio turnover (%)	44	64	46	36	30	20	47

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$12.83	$18.23	$18.89	$18.46	$19.49	$18.71	$15.79
Net investment income[4]	0.04	0.06	0.07	0.07	0.04	0.03	0.03
Net realized and unrealized gain
(loss) on investments	(1.16)	(4.91)	1.28	2.50	0.27	0.80	2.92
Total from investment
operations	(1.12)	(4.85)	1.35	2.57	0.31	0.83	2.95
Less distributions
From net investment income	(0.04)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—	—
Total distributions	(0.04)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)	(0.03)
Net asset value, end of period	$11.67	$12.83	$18.23	$18.89	$18.46	$19.49	$18.71
Total return (%)[5]	(8.71)[6]	(27.14)[6]	7.05	13.92[7]	1.57[7]	4.45	18.75

Ratios and supplemental data

Net assets, end of period
(in millions)	$33	$43	$79	$111	$155	$232	$315
Ratios (as a percentage
of average net assets):
Expenses before reductions	2.05[8]	1.90[8]	1.85	1.87	1.90	1.90	1.94
Expenses net of all fee waivers	2.05[8]	1.90[8]	1.84	1.86	1.89	1.90	1.94
Expenses net of all fee waivers
and credits	2.05[8]	1.90[8]	1.84[9]	1.86	1.89	1.90	1.94
Net investment income	0.68[8]	0.47[8]	0.33	0.34	0.21	0.18	0.16
Portfolio turnover (%)	44	64	46	36	30	20	47

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

18	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$12.86	$18.27	$18.92	$18.49	$19.52	$18.73	$15.81
Net investment income[4]	0.03	0.07	0.07	0.07	0.04	0.04	0.03
Net realized and unrealized gain
(loss) on investments	(1.15)	(4.93)	1.29	2.50	0.27	0.80	2.92
Total from investment
operations	(1.12)	(4.86)	1.36	2.57	0.31	0.84	2.95
Less distributions
From net investment income	(0.04)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—	—
Total distributions	(0.04)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)	(0.03)
Net asset value, end of period	$11.70	$12.86	$18.27	$18.92	$18.49	$19.52	$18.73
Total return (%)[5]	(8.69)[6]	(27.13)[6]	7.10[7]	13.90[7]	1.57[7]	4.50	18.73

Ratios and supplemental data

Net assets, end of period
(in millions)	$11	$9	$15	$15	$17	$27	$32
Ratios (as a percentage
of average net assets):
Expenses before reductions	2.05[8]	1.90[8]	1.85	1.87	1.90	1.90	1.94
Expenses net of all fee waivers	2.05[8]	1.90[8]	1.84	1.86	1.89	1.90	1.94
Expenses net of all fee waivers
and credits	2.05[8]	1.90[8]	1.84[9]	1.86	1.89	1.90	1.94
Net investment income	0.61[8]	0.48[8]	0.34	0.34	0.21	0.19	0.14
Portfolio turnover (%)	44	64	46	36	30	20	47

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3,4]
Per share operating performance

Net asset value, beginning
of period	$12.90	$18.29	$18.93	$18.51	$19.54	$18.74	$18.09
Net investment income[5]	0.11	0.11	0.30	0.28	0.27	0.26	0.01
Net realized and unrealized
gain (loss) on investments	(1.16)	(4.81)	1.29	2.52	0.27	0.80	0.67
Total from investment
operations	(1.05)	(4.70)	1.59	2.80	0.54	1.06	0.68
Less distributions
From net investment income	(0.11)	(0.22)	(0.29)	(0.31)	(0.27)	(0.26)	(0.03)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—	—
Total distributions	(0.11)	(0.69)	(2.23)	(2.38)	(1.57)	(0.26)	(0.03)
Net asset value, end
of period	$11.74	$12.90	$18.29	$18.93	$18.51	$19.54	$18.74
Total return (%)[6]	(8.11)[7]	(26.36)[7]	8.35	15.21	2.76	5.73	3.78[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$14	$10	—[8]	—[8]	$3	$3	$3
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.80[9]	0.73[9]	0.71	0.71	0.72	0.72	0.70[9]
Expenses net of all fee
waivers	0.80[9]	0.73[9]	0.71	0.71	0.72	0.72	0.70[9]
Expenses net of all fee
waivers and credits	0.80[9]	0.73[9]	0.71[10]	0.71	0.72	0.72	0.70[9]
Net investment income	1.93[9]	1.02[9]	1.54	1.44	1.40	1.38	0.92[9]
Portfolio turnover (%)	44	64	46	36	30	20	47

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Class I shares began operations on 12-1-03.

5 Based on the average of the shares outstanding.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Sovereign Investors Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS R1 SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3,4]
Per share operating performance

Net asset value, beginning
of period	$12.72	$18.08	$18.75	$18.45	$19.54	$18.75	$16.63
Net investment income[5]	0.03	0.06	0.09	0.06	0.07	0.19	0.02
Net realized and unrealized
gain (loss) on investments	(1.14)	(4.89)	1.28	2.38	0.28	0.79	2.11
Total from investment
operations	(1.11)	(4.83)	1.37	2.44	0.35	0.98	2.13
Less distributions
From net investment income	(0.04)	(0.06)	(0.10)	(0.07)	(0.14)	(0.19)	(0.01)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—	—
Total distributions	(0.04)	(0.53)	(2.04)	(2.14)	(1.44)	(0.19)	(0.01)
Net asset value, end
of period	$11.57	$12.72	$18.08	$18.75	$18.45	$19.54	$18.75
Total return (%)[6]	(8.73)[7]	(27.20)[7]	7.21	13.22	1.75	5.22	12.84[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage
of average net assets):
Expenses before reductions	2.17[9]	1.96[9]	1.72	1.92	1.74	1.13	1.69[9]
Expenses net of all fee
waivers	2.17[9]	1.96[9]	1.72	1.92	1.74	1.13	1.69[9]
Expenses net of all fee
waivers and credits	2.17[9]	1.95[9]	1.72[10]	1.92	1.74	1.13	1.69[9]
Net investment income	0.52[3]	0.44[9]	0.46	0.31	0.37	1.00	0.27[9]
Portfolio turnover (%)	44	64	46	36	30	20	47

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Class R1 shares began operations on 8-5-03.

5 Based on the average of the shares outstanding.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock Advisers, LLC (the Adviser) and its other affiliates owned 6,013 shares of beneficial interest of Class R1, respectively, of the Fund on April 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S.

22	Sovereign Investors Fund | Semiannual report

securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$462,018,288	$—
Level 2 — Other Significant Observable Inputs	28,195,899	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$490,214,187	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all

Semiannual report | Sovereign Investors Fund	23

or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redeption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

24	Sovereign Investors Fund | Semiannual report

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $7,236,547 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2009 — $817,112, October 31, 2010 — $85,708, October 31, 2016 —$6,333,727. Availability of a certain amount of the loss carryforward, which was acquired on December 19, 2003, in a merger with John Hancock Large Cap Spectrum, may be limited in a given year.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are distributed annually. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,646,068 and long-term capital gain $83,031,567. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $6,827,671 and long-term capital gain $19,845,460. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net asset value.

Semiannual report | Sovereign Investors Fund	25

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $187,970 with regard to sales of Class A shares. Of this amount, $29,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $131,091 was paid as sales commissions to unrelated broker-dealers and $27,529 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $24,731 for Class B shares and $289 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05% for Classes A, B, C, I and R1 shares, respectively, based on each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $163 for transfer agent credits earned.

26	Sovereign Investors Fund | Semiannual report

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$630,864	$643,728
Class B	173,397	53,635
Class C	45,614	12,799
Class I	—	3,687
Class R1	316	389

Total	$850,191	$714,238

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009 and October 31, 2008 and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	2,377,720	$26,370,432	1,330,268	$21,785,868	2,076,514	$40,773,733
Distributions
reinvested	248,981	2,786,262	1,470,932	23,071,038	4,171,903	77,559,446
Repurchased	(4,364,809)	(48,286,894)	(5,997,402)	(97,075,733)	(7,523,578)	(148,149,776)

Net decrease	(1,738,108)	($19,130,200)	(3,196,202)	($52,218,827)	(1,275,161)	($29,816,597)

Class B shares

Sold	207,366	$2,339,785	223,376	$3,595,778	310,450	$6,082,016
Distributions
reinvested	10,560	118,399	117,395	1,823,710	427,950	7,909,338
Repurchased	(755,689)	(8,451,662)	(1,334,901)	(21,793,341)	(2,298,381)	(44,984,155)

Net decrease	(537,763)	($5,993,478)	(994,130)	($16,373,853)	(1,559,981)	($30,992,801)

Class C shares

Sold	337,150	$3,785,122	84,935	$1,378,036	97,231	$1,850,664
Distributions
reinvested	2,518	28,183	24,626	383,088	71,954	1,331,789
Repurchased	(162,202)	(1,833,130)	(191,047)	(3,096,706)	(175,405)	(3,441,455)

Net increase
(decrease)	177,466	$1,980,175	(81,486)	($1,335,582)	(6,220)	($259,002)

Class I shares

Sold	1,180,167	$13,746,732	767,997	$9,666,729	5,697	$106,817
Distributions
reinvested	11,684	131,034	883	13,950	225	4,172
Repurchased	(757,520)	(7,876,725)	(1,240)	(21,639)	(8,107)	(161,705)

Net increase
(decrease)	434,331	$6,001,041	767,640	$9,659,040	(2,185)	($50,716)

Semiannual report | Sovereign Investors Fund	27

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class R1 shares

Sold	834	$9,127	2,438	$40,668	2,363	$46,321
Distributions
reinvested	9	102	97	1,487	91	1,679
Repurchased	(457)	(5,162)	(797)	(12,060)	(2,170)	(43,136)

Net increase	386	$4,067	1,738	$30,095	284	$4,864

Net decrease	(1,663,688)	($17,138,395)	(3,502,440)	($60,239,127)	(2,843,263)	($61,114,252)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $203,972,832 and $215,903,292, respectively.

Note 7
Litigation proceeds

The Fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the Fund.

Settlements of litigation for the Fund during the period ended April 30, 2009 are as follows:

Security	Amount Received

Enron Corp.	$2,093,249
Bristol-Myers Squibb Company	1,268
Tyco International, Ltd.	289
AT&T, Inc.	10
Total	$2,094,816

28	Sovereign Investors Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Sovereign Investors Fund	29

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board favorably viewed that the Fund’s more recent performance during the 1-year period was equal to the median of the Peer Group and higher than the median of the Category and its benchmark index.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was equal to the median of the Peer Group and not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

30	Sovereign Investors Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Sovereign Investors Fund	31

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

32	Sovereign Investors Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Sovereign Investors Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock
Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all
Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	115,885,949.1810	43.146%	94.704%
Withhold	6,480,245.2020	2.413%	5.296%

TOTAL	122,366,194.3830	45.559%	100.000%

John G. Vrysen
Affirmative	115,920,355.0290	43.159%	94.732%
Withhold	6,445,839.3540	2.400%	5.268%

TOTAL	122,366,194.3830	45.559%	100.000%

James F. Carlin
Affirmative	115,826,253.2020	43.124%	94.655%
Withhold	6,539,941.1810	2.435%	5.345%

TOTAL	122,366,194.3830	45.559%	100.000%

William H. Cunningham
Affirmative	115,819,789.5740	43.122%	94.650%
Withhold	6,546,404.8090	2.437%	5.350%

TOTAL	122,366,194.3830	45.559%	100.000%

Deborah Jackson
Affirmative	115,862,664.7440	43.138%	94.685%
Withhold	6,503,529.6390	2.421%	5.315%

TOTAL	122,366,194.3830	45.559%	100.000%

Charles L. Ladner
Affirmative	115,737,733.1140	43.091%	94.583%
Withhold	6,628,461.2690	2.468%	5.417%

TOTAL	122,366,194.3830	45.559%	100.000%

Stanley Martin
Affirmative	115,877,495.0730	43.143%	94.697%
Withhold	6,488,699.3100	2.416%	5.303%

TOTAL	122,366,194.3830	45.559%	100.000%

Patti McGill Peterson
Affirmative	115,851,425.7000	43.133%	94.676%
Withhold	6,514,768.6830	2.426%	5.324%

TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Sovereign Investors Fund	33

John A. Moore
Affirmative	115,824,078.4520	43.123%	94.654%
Withhold	6,542,115.9310	2.436%	5.346%

TOTAL	122,366,194.3830	45.559%	100.000%

Steven R. Pruchansky
Affirmative	115,858,182.4460	43.136%	94.682%
Withhold	6,508,011.9370	2.423%	5.318%

TOTAL	122,366,194.3830	45.559%	100.000%

Gregory A. Russo
Affirmative	115,872,045.6690	43.141%	94.693%
Withhold	6,494,148.7140	2.418%	5.307%

TOTAL	122,366,194.3830	45.559%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Sovereign Investors Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock
Investment Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock
Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,164,036.9322	49.717%	76.219%
Against	1,085,993.0744	2.551%	3.911%
Abstain	1,665,782.9224	3.913%	5.999%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3A. Revise: Concentration

Affirmative	20,862,731.8452	49.009%	75.135%
Against	1,119,408.5691	2.630%	4.031%
Abstain	1,933,675.5147	4.542%	6.964%
Broker Non-Votes	3,851,457.0000	9.047%	13.870%

TOTAL	27,767,272.9290	65.228%	100.000%

3B. Revise: Diversification

Affirmative	21,041,928.9869	49.430%	75.779%
Against	1,027,603.4476	2.414%	3.701%
Abstain	1,846,281.4945	4.337%	6.649%
Broker Non-Votes	3,851,459.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

34	Sovereign Investors Fund | Semiannual report

3C. Revise: Underwriting

Affirmative	20,917,230.2639	49.137%	75.331%
Against	1,058,620.0572	2.487%	3.812%
Abstain	1,939,964.6079	4.557%	6.987%
Broker Non-Votes	3,851,458.0000	9.047%	13.870%

TOTAL	27,767,272.9290	65.228%	100.000%

3D. Revise: Real Estate

Affirmative	20,723,924.9287	48.683%	74.634%
Against	1,266,113.1140	2.974%	4.560%
Abstain	1,925,773.8863	4.524%	6.935%
Broker Non-Votes	3,851,461.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

3E. Revise: Loans

Affirmative	20,726,852.5779	48.690%	74.644%
Against	1,231,954.0981	2.894%	4.437%
Abstain	1,957,006.2530	4.597%	7.048%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

3F. Revise: Senior Securities

Affirmative	20,828,008.2490	48.928%	75.008%
Against	1,201,942.1009	2.823%	4.329%
Abstain	1,885,862.5791	4.430%	6.792%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	17,433,429.0843	46.621%	73.033%
Against	1,343,563.0314	3.593%	5.629%
Abstain	1,831,235.2623	4.897%	7.671%
Broker Non-Votes	3,262,426.0000	8.725%	13.667%

TOTAL	23,870,653.3780	63.836%	100.000%

Semiannual report | Sovereign Investors Fund	35

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,688,229.5212	54.883%	78.214%
Against	106,945.8979	3.477%	4.955%
Abstain	81,272.3479	2.642%	3.765%
Broker Non-Votes	282,034.0000	9.169%	13.066%

TOTAL	2,158,481.7670	70.171%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	306,207.1591	38.445%	68.967%
Against	22,694.0530	2.849%	5.111%
Abstain	23,436.2219	2.943%	5.279%
Broker Non-Votes	91,651.0000	11.507%	20.643%

TOTAL	443,988.4340	55.744%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,115.2290	69.464%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%

TOTAL	6,115.2290	69.464%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II,
International Classic Value, and Small Cap Funds).

Affirmative	20,453,349.9189	48.048%	73.660%
Against	1,562,510.9529	3.670%	5.627%
Abstain	1,899,952.0572	4.463%	6.842%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%

TOTAL	27,767,272.9290	65.228%	100.000%

36	Sovereign Investors Fund | Semiannual report

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	78,220,619.8230	29.123%	63.924%
Against	5,927,986.5960	2.207%	4.844%
Abstain	5,591,278.9630	2.082%	4.569%
Broker Non-Votes	32,626,309.0010	12.147%	26.663%

TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Sovereign Investors Fund	37

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	Sovereign Asset Management, a division of
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

38	Sovereign Investors Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	290SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	10-5-92	–27.50	4.56	1.18	—	–0.05	–27.50	24.96	12.41	—

B	10-5-92	–28.04	4.56	1.12	—	–0.12	–28.04	24.96	11.83	—

C	5-3-99	–24.98	4.90	—	0.87	3.88	–24.98	27.03	—	9.02

I1	3-1-02	–23.39	6.12	—	3.94	5.48	–23.39	34.57	—	31.87

R1,2	9-5-08	–24.15	5.03	1.12	—	4.94	–24.15	27.84	11.74	—

R1[1,2]	9-5-08	–23.93	5.30	1.37	—	5.07	–23.93	29.48	14.60	—

R2[1,2]	9-5-08	–23.78	5.55	1.62	—	5.21	–23.78	31.03	17.44	—

R3[1,2]	9-5-08	–23.85	5.41	1.47	—	5.13	–23.85	30.14	15.77	—

R4[1,2]	9-5-08	–23.66	5.71	1.77	—	5.29	–23.66	32.03	19.23	—

R5[1,2]	9-5-08	–23.40	6.04	2.08	—	5.45	–23.40	34.07	22.90	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, R, R1, R2, R3, R4 and R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows:Class A — 1.18%, Class B —1.88%, Class C — 1.88%, Class I — 0.75%. The net expenses are as follows: Class R — 1.89%, Class R1 —1.64%, Class R2 — 1.39%, Class R3 — 1.54%, Class R4 — 1.24% and Class R5 — 0.94%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, R, R1, R2, R3, R4 and R5 share prospectuses.

2 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. Class R, R1, R2, R3, R4 and R5 shares commenced operations on September 5, 2008, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R, R1, R2, R3, R4 and R5 shares, respectively.

6	Balanced Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	4-30-99	$11,183	$11,183	$7,779	$17,291

C2	5-3-99	10,902	10,902	7,668	17,280

I3	3-1-02	13,187	13,187	8,854	14,268

R3,4	4-30-99	11,174	11,174	7,779	17,291

R1[3,4]	4-30-99	11,460	11,460	7,779	17,291

R2[3,4]	4-30-99	11,744	11,744	7,779	17,291

R3[3,4]	4-30-99	11,577	11,577	7,779	17,291

R4[3,4]	4-30-99	11,923	11,923	7,779	17,291

R5[3,4]	4-30-99	12,290	12,290	7,779	17,291

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales, charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Government/Credit Bond Index — Index 2 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, R, R1, R2, R3, R4 and R5 share prospectuses.

4 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. Class R, R1, R2, R3, R4 and R5 shares commenced operations on September 5, 2008, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R, R1, R2, R3, R4 and R5 shares, respectively.

5 Formerly named Lehman Brothers Government Credit Bond Index.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended on 4-30-09[1]

Class A	$1,000.00	$1,052.40	$6.11

Class B	1,000.00	1,048.80	9.65

Class C	1,000.00	1,048.80	9.70

Class I	1,000.00	1,054.80	4.18

Class R	1,000.00	1,049.40	8.99

Class R1	1,000.00	1,050.70	7.73

Class R2	1,000.00	1,052.10	6.61

Class R3	1,000.00	1,051.30	7.22

Class R4	1,000.00	1,052.90	6.21

Class R5	1,000.00	1,054.50	4.23

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended on 4-30-09[1]

Class A	$1,000.00	$1,018.80	$6.01

Class B	1,000.00	1,015.40	9.49

Class C	1,000.00	1,015.30	9.54

Class I	1,000.00	1,020.70	4.11

Class R	1,000.00	1,016.00	8.85

Class R1	1,000.00	1,017.30	7.60

Class R2	1,000.00	1,018.30	6.51

Class R3	1,000.00	1,017.80	7.10

Class R4	1,000.00	1,018.70	6.11

Class R5	1,000.00	1,020.70	4.16

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.90%, 1.90%, 0.82%, 1.77%, 1.52%, 1.30%, 1.42%, 1.22% and 0.83% for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 holdings[1]

Microsoft Corp.	2.7%	Fiserv, Inc.	2.0%

Suncor Energy, Inc.	2.4%	U.S. Treasury Note, 2.375%, 3-31-16	2.0%

Charles Schwab Corp.	2.3%	Ecolab, Inc.	1.9%

U.S. Treasury Note, 1.875%, 7-15-13	2.1%	Barrick Gold Corp.	1.9%

Southwestern Energy Co.	2.1%	Pfizer, Inc.	1.9%

Sector composition[2,3]

U.S. government & agency securities	17%	Consumer staples	6%

Information technology	14%	Utilities	5%

Energy	11%	Industrials	4%

Financials	10%	Telecommunication services	1%

Health care	10%	Short-term investments & other	7%

Consumer discretionary	8%

Materials	7%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 16.23%					$125,424,595

(Cost $128,620,514)

Airlines 0.17%					1,315,963

Delta Airlines, Inc.,
Sec Pass Thru Ctf Ser 2007-1 Class A	6.821%	08-10-22	A–	$1,815	1,315,963

Auto Parts & Equipment 0.08%					600,000

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11-01-15	CCC+	1,000	600,000

Cable & Satellite 0.81%					6,252,726

Comcast Cable Communications
Holdings, Inc.,
Sr Note	8.375	03-15-13	BBB+	2,000	2,205,326

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	BBB	4,000	4,047,400

Casinos & Gaming 0.10%					760,000

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	CCC+	1,000	760,000

Computer Hardware 0.99%					7,652,611

Hewlett-Packard Co.,
Sr Note	4.500	03-01-13	A	5,000	5,181,015

IBM Corp.,
Sr Sub Note	8.000	10-15-38	A+	2,000	2,471,596

Consumer Finance 0.16%					1,218,166

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	2,000	1,218,166
Department Stores 0.12%					940,831

Macy’s Retail Holdings, Inc.,
Gtd Note	7.875	07-15-15	BB	1,000	940,831

Diversified Chemicals 0.28%					2,131,510

EI Du Pont de Nemours & Co.,
Sr Note	5.875	01-15-14	A	2,000	2,131,510

Diversified Financial Services 0.51%					3,978,489

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	700	519,018

General Electric Capital Corp.,
Sr Note Ser A	6.125	02-22-11	AA+	1,000	1,037,852
Subordinated Debt (6.375% to
11-15-17 then variable)	6.375	11-15-67	A+	1,000	573,993

JPMorgan Chase & Co.,
Subordinated Debt	5.250	05-01-15	A	2,000	1,847,626

See notes to financial statements

Semiannual report | Balanced Fund	11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities 2.32%					$17,941,253

Appalachian Power Co.,
Sr Note	4.950%	02-01-15	BBB	$3,000	2,743,041

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB	904	888,424

Duke Capital LLC,
Sr Note	5.668	08-15-14	BBB	5,000	4,750,370

Duke Energy Carolinas LLC,
1st Ref Mtg	5.250	01-15-18	A	1,000	1,026,315

Florida Power Corp.,
1st Ref Mtg	5.800	09-15-17	A–	1,205	1,293,628

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,044,230

Oncor Electric Delivery Co.,
Bond (S)	5.950	09-01-13	BBB+	1,000	1,005,910

Pacific Gas & Electric Co.,
Sr Note	5.625	11-30-17	BBB+	5,000	5,189,335

Health Care Equipment 0.05%					389,485

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	A–	380	389,485

Household Products 0.75%					5,830,575

Clorox Co.,
Sr Note	5.000	03-01-13	BBB+	5,000	5,125,575

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	B–	1,000	705,000

Independent Power Producers & Energy Traders 0.20%					1,572,836

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,700	1,572,836

Industrial Conglomerates 0.65%					5,008,505

Koninklijke (Royal) Philips
Electronics N.V.,
Sr Note	5.750	03-11-18	A–	5,000	5,008,505

Integrated Oil & Gas 0.41%					3,196,848

Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05-01-12	BBB+	1,000	1,068,280

Shell International Finance BV,
Gtd Note	6.375	12-15-38	AA+	2,000	2,128,568

Integrated Telecommunication Services 0.65%					5,006,800

Verizon Communications, Inc.,
Sr Note	5.550	02-15-16	A	5,000	5,006,800

Investment Banking & Brokerage 0.93%					7,189,517

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	A+	1,000	1,021,218

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	A–	1,000	762,260

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A–	1,000	682,969

Morgan Stanley,
Sr Note	6.000	04-28-15	A	5,000	4,723,070

Life & Health Insurance 0.37%					2,841,479

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	A+	3,500	2,841,479

See notes to financial statements

12	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Managed Health Care 0.13%					$1,003,008

UnitedHealth Group, Inc.,
Sr Note	5.500%	11-15-12	A–	$1,000	1,003,008

Multi-Line Insurance 0.09%					674,910

American International Group,
Sr Note	5.850	01-16-18	A–	2,000	674,910

Multi-Utilities 0.28%					2,144,424

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,144,424

Oil & Gas Exploration & Production 1.02%					7,875,215

Devon Energy Corp.,
Sr Note	5.625	01-15-14	BBB+	3,000	3,123,120

XTO Energy, Inc.,
Subordinated Debt	5.500	06-15-18	BBB	5,000	4,752,095

Oil & Gas Storage & Transportation 0.73%					5,638,060

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	13,380
Sr Bond	5.950	02-15-18	BBB	5,000	4,637,715

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,000	986,965

Packaged Foods & Meats 0.53%					4,063,288

Kraft Foods, Inc.,
Sr Note	6.125	08-23-18	BBB+	4,000	4,063,288

Paper Products 0.45%					3,479,808

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	4,000	3,479,808

Pharmaceuticals 0.84%					6,524,005

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	1,000	1,050,609

Roche Holdings, Inc.,
Gtd Note (S)	5.000	03-01-14	AA–	2,250	2,358,706

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A–	3,000	3,114,690

Railroads 0.76%					5,871,591

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	BBB	2,000	1,990,248

CSX Corp.,
Sr Note	5.500	08-01-13	BBB–	3,000	2,918,103

Union Pacific Corp.,
Sr Note	5.750	11-15-17	BBB	1,000	963,240

Soft Drinks 0.16%					1,206,873

PepsiCo, Inc.,
Sr Note	7.900	11-01-18	A+	1,000	1,206,873

Specialty Chemicals 0.63%					4,908,435

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	5,000	4,908,435

Specialty Stores 0.07%					548,685

Staples, Inc.,
Sr Note	9.750	01-15-14	BBB	500	548,685

See notes to financial statements

Semiannual report | Balanced Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Steel 0.27%					$2,086,634

Nucor Corp.,
Sr Note	5.000%	06-01-13	A+	$2,000	2,086,634

Tobacco 0.46%					3,578,851

Altria Group, Inc.,
Gtd Sr Note	8.500	11-10-13	BBB	3,235	3,578,851

Trading Companies & Distributors 0.26%					1,993,214

GATX Corp.,
Sr Note	8.750	05-15-14	BBB+	2,000	1,993,214

Tax-exempt long-term bonds 0.20%					$1,561,845
(Cost $1,506,405)
California 0.20%					1,561,845

California, State of,
GO Unltd.	5.650%	04-01-39	A	$1,500	1,561,845

Collateralized Mortgage Obligations 0.26%					$2,027,117
(Cost $1,806,564)

Collateralized Mortgage Obligations 0.26%					2,027,117

Countrywide Alternative Loan Trust,
Ser 2005-17 1X3 IO	3.511%	06-25-35	AAA	$60,662	824,622

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08-19-45	AAA	11,165	195,387

Residential Accredit Loans, Inc.,
Ser 2005-Q02 Class X IO	1.195	09-25-45	AAA	18,503	231,288

Wells Fargo Mortgage-backed
Securities Trust,
Ser 2006-AR12-1 Class A1 (P)	6.031	09-25-36	B3	1,279	775,820

Asset Backed Securities 0.04%					$300,000
(Cost $999,993)

Asset Backed Securities 0.04%					300,000

Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629%	04-25-37	BB	$1,000	300,000

Issuer	Shares	Value

Common stocks 59.89%		$462,917,114
(Cost $467,431,436)

Aerospace & Defense 0.94%		7,256,009

Lockheed Martin Corp.	51,555	4,048,614

Raytheon Co.	70,913	3,207,395

Agricultural Products 2.08%		16,063,688

Archer-Daniels-Midland Co.	450,940	11,102,143

Bunge, Ltd.	103,344	4,961,545

See notes to financial statements

14	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Asset Management & Custody Banks 0.15%		$1,122,050

BlackRock, Inc.	7,658	1,122,050

Automotive Retail 1.17%		9,059,436

AutoZone, Inc. (I)	54,447	9,059,436

Biotechnology 3.11%		24,053,241

Amgen, Inc. (I)	96,614	4,682,880

Cephalon, Inc. (I)	124,859	8,191,999

Genzyme Corp. (I)	83,754	4,466,601

Gilead Sciences, Inc. (I)	146,545	6,711,761

Broadcasting & Cable TV 0.04%		308,282

CBS Corp. (Class B)	43,790	308,282

Communications Equipment 2.06%		15,938,706

Cisco Systems, Inc. (I)	162,163	3,132,989

Corning, Inc.	875,904	12,805,717

Computer & Electronics Retail 1.30%		10,084,882

Best Buy Co., Inc.	262,764	10,084,882

Computer Hardware 1.35%		10,472,957

Apple, Inc. (I)	83,231	10,472,957

Computer Storage & Peripherals 1.23%		9,496,073

EMC Corp. (I)	757,867	9,496,073

Data Processing & Outsourced Services 2.04%		15,768,111

Fiserv, Inc. (I)	422,511	15,768,111

Diversified Banks 0.28%		2,190,475

Wells Fargo & Co.	109,469	2,190,475

Diversified Financial Services 0.40%		3,069,924

JPMorgan Chase & Co.	93,028	3,069,924

Diversified Metals & Mining 0.65%		5,024,410

Freeport-McMoRan Copper & Gold, Inc. (Class B)	81,687	3,483,950

Silver Standard Resources, Inc. (I)	90,722	1,540,460

Drug Retail 1.38%		10,670,925

Walgreen Co.	339,514	10,670,925

Electric Utilities 2.12%		16,400,672

American Electric Power Co., Inc.	324,517	8,560,758

Exelon Corp.	4,732	218,287

FPL Group, Inc.	124,972	6,722,244

Northeast Utilities	42,787	899,383

Environmental & Facilities Services 0.41%		3,139,731

Republic Services, Inc.	149,511	3,139,731

Forest Products 0.05%		365,576

Weyerhaeuser Co.	10,368	365,576

Gas Utilities 0.58%		4,486,948

EQT Corp.	133,421	4,486,948

Gold 1.99%		15,414,450

Barrick Gold Corp.	496,285	14,441,893

Goldcorp, Inc.	35,340	972,557

Health Care Distributors 1.50%		11,589,288

McKesson Corp.	313,224	11,589,288

See notes to financial statements

Semiannual report | Balanced Fund	15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Health Care Services 1.65%		$12,788,028

Express Scripts, Inc. (I)	67,558	4,321,685

Kinetic Concepts, Inc. (I)	128,052	3,170,568

Laboratory Corp. of America Holdings (I)	82,553	5,295,775

Heavy Electrical Equipment 0.87%		6,742,328

ABB, Ltd., SADR	474,144	6,742,328

Home Entertainment Software 0.18%		1,379,160

Electronic Arts, Inc. (I)	67,772	1,379,160

Home Improvement Retail 1.23%		9,485,927

Home Depot, Inc.	96,250	2,533,300

Lowe’s Cos., Inc.	323,378	6,952,627

Hotels, Resorts & Cruise Lines 0.42%		3,254,415

Carnival Corp. (I)	121,072	3,254,415

Industrial Gases 0.04%		285,208

Brazil Ethanol, Inc. (I)(S)	111,100	285,208

Insurance Brokers 0.12%		942,706

AON Corp.	22,339	942,706

Integrated Oil & Gas 2.43%		18,820,950

Suncor Energy, Inc.	742,151	18,820,950

Internet Software & Services 1.78%		13,748,108

eBay, Inc. (I)	573,401	9,443,914

Google, Inc. (Class A)(I)	10,870	4,304,194

Investment Banking & Brokerage 2.98%		23,039,021

Charles Schwab Corp.	970,766	17,939,756

Goldman Sachs Group, Inc.	39,683	5,099,265

Life & Health Insurance 0.48%		3,732,732

MetLife, Inc.	125,470	3,732,732
Managed Health Care 0.26%		2,047,414

Aetna, Inc.	93,022	2,047,414

Metal & Glass Containers 0.76%		5,906,697

Owens-Illinois, Inc. (I)	242,177	5,906,697

Multi-Media 1.11%		8,561,856

News Corp. (Class B)(L)	938,800	8,561,856

Multi-Utilities 0.70%		5,382,484

CMS Energy Corp.	447,794	5,382,484

Oil & Gas Drilling 0.21%		1,597,184

Transocean, Ltd. (I)	23,669	1,597,184

Oil & Gas Equipment & Services 0.43%		3,289,602

Dresser-Rand Group, Inc. (I)	48,379	1,191,575

Tenaris SA, ADR	83,854	2,098,027

Oil & Gas Exploration & Production 3.31%		25,559,987

Canadian Natural Resources, Ltd.	73,007	3,366,353

Denbury Resources, Inc. (I)	383,503	6,243,429

Southwestern Energy Co. (I)	444,791	15,950,205

See notes to financial statements

16	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Oil & Gas Storage & Transportation 2.26%		$17,448,230

Southern Union Co.	460,915	7,333,158

Williams Cos., Inc.	717,381	10,115,072

Personal Products 0.26%		1,993,009

Mead Johnson Nutrition Co. (I)	70,549	1,993,009

Pharmaceuticals 2.36%		18,213,019

Pfizer, Inc.	1,075,587	14,369,842

Roche Holdings AG	26,958	3,399,515

Shire PLC, ADR	11,904	443,662

Property & Casualty Insurance 2.41%		18,591,900

ACE, Ltd.	205,913	9,537,890

Berkshire Hathaway, Inc. (Class B)(I)	2,954	9,054,010

Publishing 1.08%		8,386,032

Washington Post Co. (Class B)	20,034	8,386,032

Regional Banks 0.55%		4,229,757

PNC Financial Services Group, Inc.	106,543	4,229,757

Semiconductor Equipment 0.20%		1,536,214

MEMC Electronic Materials, Inc. (I)	94,828	1,536,214

Specialized Consumer Services 0.71%		5,510,158

H&R Block, Inc.	363,947	5,510,158

Specialized Finance 0.76%		5,847,733

BM&F BOVESPA SA	79,556	322,375

NASDAQ OMX Group, Inc. (I)	229,575	4,414,727

NYSE Euronext	47,934	1,110,631

Specialty Chemicals 1.93%		14,938,549

Ecolab, Inc.	387,511	14,938,549

Systems Software 3.58%		27,682,872

Microsoft Corp.	1,043,752	21,146,416

Symantec Corp. (I)	378,925	6,536,456

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 17.30%					$133,716,471
(Cost $131,522,333)

U.S. Government 6.11%					47,217,238

U.S. Treasury,
Bond	6.000%	02-15-26	AAA	$2,500	3,108,595
Inflation Indexed Note TIPS (D)	2.500	07-15-16	AAA	2,101	2,215,326
Inflation Indexed Note TIPS (D)	1.875	07-15-13	AAA	16,172	16,475,184
Note	4.875	04-30-11	AAA	9,000	9,703,125
Note	2.375	03-31-16	AAA	16,000	15,715,008

U.S. Government Agency 11.19%					86,499,233

Federal Farm Credit Bank,
Bond	2.625	04-17-14	AAA	5,000	4,958,690

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01-01-23	AAA	4,009	4,118,969
30 Yr Pass Thru Ctf	5.500	05-01-38	AAA	750	776,692
30 Yr Pass Thru Ctf	5.500	05-01-38	AAA	3,505	3,630,792
30 Yr Pass Thru Ctf	4.500	03-01-39	AAA	4,500	4,578,399

See notes to financial statements

Semiannual report | Balanced Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. Government Agency (continued)

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000%	07-01-11	AAA	$19	$19,456
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	19	19,985
15 Yr Pass Thru Ctf	5.500	08-01-22	AAA	3,967	4,139,044
15 Yr Pass Thru Ctf	5.500	01-01-23	AAA	4,267	4,449,934
15 Yr Pass Thru Ctf	5.000	03-01-23	AAA	2,429	2,517,220
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	381	395,036
15 Yr Pass Thru Ctf	4.500	03-01-23	AAA	4,109	4,227,024
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	9	9,985
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	10	10,563
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	14,034
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	4	4,411
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	833	864,560
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	4,483	4,616,284
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	913	939,826
30 Yr Pass Thru Ctf	4.931	12-01-38	AAA	892	929,016
Note	6.000	05-15-11	AAA	1,500	1,644,855
Note	5.125	04-15-11	AAA	1,000	1,071,725
Note	5.000	01-01-23	AAA	2,266	2,348,210
Note	5.000	03-01-23	AAA	4,313	4,470,547
Note	2.750	03-13-14	AAA	9,000	9,100,566

Financing Corp.,
Bond	9.650	11-02-18	Aaa	1,790	2,651,180

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	08-15-23	AAA	8,271	8,682,705
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	2,864
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	148	157,897
30 Yr Pass Thru Ctf	5.500	07-20-38	AAA	2,794	2,906,128
30 Yr Pass Thru Ctf	5.500	09-15-38	AAA	8,970	9,339,531
30 Yr Pass Thru Ctf	4.500	02-15-39	AAA	1,997	2,041,206

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	791	861,899

	Expiration	Strike
Issuer, description	date	price	Shares		Value
Warrants 0.00%					$3,541

(Cost $156,678)

Paper Packaging 0.00%					3,541

Boise, Inc. (I)	06-18-11	$7.50	70,816		3,541

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 5.63%					$43,480,175
(Cost $43,480,175)

U.S. Government Agency 5.57%					42,999,175

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	AAA	$41,500	41,500,000

U.S. Treasury Bill	Zero	06-25-09	AAA	1,500	1,499,175

See notes to financial statements

18	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest
Issuer	rate	Shares	Value
Cash Equivalents 0.06%			$481,000

John Hancock Cash investment Trust (T)(W)	0.7696% (Y)	481,000	481,000

Total investments (Cost $775,524,098)† 99.55%			$769,430,858

Other assets and liabilities, net 0.45%			$3,507,834

Total net assets 100.00%			$772,938,692

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipts

GO General Obligation

Gtd Guaranteed

IO Interest Only (carries notional principal amount)

MTN Medium-Term Note

SADR Sponsored American Depositary Receipts

TIPS Treasury Inflation Protected Security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $817,505,178. Net unrealized depreciation aggregated $48,074,320, of which $48,387,193 related to appreciated investment securities and $96,461,513 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Balanced Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $775,043,098) including
$474,240 of securities loaned (Note 2)	$768,949,858
Investments in affiliated issuers, at value (Cost $481,000)	481,000
Total investments, at value (Cost $775,524,098)	769,430,858
Cash	76,713
Receivable for investments sold	1,855,157
Receivable for fund shares sold	4,712,954
Dividends and interest receivable	3,452,339
Receivable for security lending income	1,606
Receivable from affiliates	92,693
Other receivables and prepaid assets	85,489

Total assets	779,707,809

Liabilities

Payable for investments purchased	4,142,591
Payable for fund shares repurchased	1,287,076
Payable upon return of securities loaned (Note 2)	481,000
Payable to affiliates
Accounting and legal services fees	32,089
Distribution and service fees	286,750
Trustees’ fees	167
Management fees	350,479
Other liabilities and accrued expenses	188,965

Total liabilities	6,769,117

Net assets

Capital paid-in	$964,500,191
Distributions in excess of net investment income	(85,609)
Accumulated net realized loss on investments and foreign currency transactions	(185,383,455)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(6,092,435)

Net assets	$772,938,692

See notes to financial statements

20	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($449,210,972 ÷ 38,074,440 shares)	$11.80
Class B ($44,798,351 ÷ 3,801,740 shares)[1]	$11.78
Class C ($196,197,546 ÷ 16,637,868 shares)[1]	$11.79
Class I ($81,493,587 ÷ 6,906,207 shares)	$11.80
Class R ($21,853 ÷ 1,847 shares)	$11.83
Class R1 ($20,996 ÷ 1,775 shares)	$11.83
Class R2 ($369,130 ÷ 31,221 shares)	$11.82
Class R3 ($23,096 ÷ 1,953 shares)	$11.83
Class R4 ($782,073 ÷ 66,141 shares)	$11.82
Class R5 ($21,088 ÷ 1,784 shares)	$11.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.42

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Balanced Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,615,954
Dividends	3,419,885
Income from affiliated issuers	60,933
Securities lending	2,389
Less foreign taxes withheld	(65,965)
Total investment income	10,033,196

Expenses

Investment management fees (Note 5)	2,094,564
Distribution and service fees (Note 5)	1,672,227
Transfer agent fees (Note 5)	529,292
State registration fees	26,293
Printing and postage fees	47,458
Proxy fees	224,882
Professional fees	38,044
Custodian fees	59,047
Accounting and legal services fees (Note 5)	60,937
Trustees’ fees (Note 5)	33,203
Miscellaneous	9,162

Total expenses	4,795,109
Less expense reductions (Note 5)	(3,352)

Net expenses	4,791,757

Net investment income	5,241,439

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(102,113,880)
Foreign currency transactions	(7,336)
(102,121,216)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	132,686,301
Translation of assets and liabilities in foreign currencies	3,247
132,689,548
Net realized and unrealized gain	30,568,332

Increase in net assets from operations	$35,809,771

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

22	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets
From operations
Net investment income	$5,241,439	$8,309,868	$3,078,528
Net realized gain (loss)	(102,121,216)	(80,560,964)	11,761,163
Change in net unrealized appreciation
(depreciation)	132,689,548	(184,528,311)	26,718,884

Increase (decrease) in net assets
resulting from operations	35,809,771	(256,779,407)	41,558,575
Distributions to shareholders
From net investment income
Class A	(4,285,836)	(5,438,274)	(2,445,850)
Class B	(285,898)	(319,721)	(267,780)
Class C	(1,145,114)	(930,667)	(178,527)
Class I	(921,106)	(1,313,160)	(271,906)
Class R	(134)	(55)	—
Class R1	(157)	(71)	—
Class R2	(1,047)	(87)	—
Class R3	(171)	(77)	—
Class R4	(198)	(97)	—
Class R5	(226)	(116)	—
From net realized gain
Class A	—	—	(8,077,745)
Class B	—	—	(1,288,531)
Class C	—	—	(1,508,768)
Class I	—	—	(1,008,192)

Total distributions	(6,639,887)	(8,002,325)	(15,047,299)

From Fund share transactions (Note 6)	38,604,457	613,151,051	179,014,696

Total increase	67,774,341	348,369,319	205,525,972

Net assets

Beginning of period	705,164,351	356,795,032	151,269,060

End of period	$772,938,692	$705,164,351	$356,795,032

Undistributed (distributions in excess
of) net investment income	($85,609)	$1,312,839	($40,456)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Semiannual report | Balanced Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$11.33	$15.67	$13.39	$12.60	$11.67	$11.15	$9.61
Net investment income[4]	0.10	0.19	0.25	0.18	0.13	0.19	0.17
Net realized and unrealized gain
(loss) on investments	0.49	(4.36)	2.86	1.54	1.41	0.56	1.56
Total from investment operations	0.59	(4.17)	3.11	1.72	1.54	0.75	1.73
Less distributions
From net investment income	(0.12)	(0.17)	(0.24)	(0.20)	(0.16)	(0.23)	(0.19)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—	—
Total distributions	(0.12)	(0.17)	(0.83)	(0.93)	(0.61)	(0.23)	(0.19)
Net asset value, end of period	$11.80	$11.33	$15.67	$13.39	$12.60	$11.67	$11.15
Total return (%)[5]	5.24[6,7]	(26.84)[6,7]	23.45[6]	13.75[6]	13.36[6]	6.78[6]	18.21

Ratios and supplemental data
Net assets, end of period (in millions)	$449	$427	$241	$111	$92	$86	$88
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.20[8]	1.18[8]	1.22	1.28	1.37	1.39	1.41
Expenses net of fee waivers	1.20[8]	1.17[8]	1.21	1.28	1.35	1.35	1.41
Expenses net of all fee waivers
and credits	1.20[8]	1.17[8]	1.21	1.28	1.35	1.35	1.41
Net investment income	1.68[8]	1.58[8]	1.68	1.35	1.13	1.72	1.70
Portfolio turnover (%)	47[8]	95	43	60	88	56	60

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

24	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning of period	$11.31	$15.66	$13.39	$12.60	$11.67	$11.15	$9.61
Net investment income[4]	0.06	0.10	0.15	0.09	0.05	0.11	0.10
Net realized and unrealized gain (loss)
on investments	0.49	(4.36)	2.85	1.54	1.41	0.56	1.56
Total from investment operations	0.55	(4.26)	3.00	1.63	1.46	0.67	1.66
Less distributions
From net investment income	(0.08)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)	(0.12)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—	—
Total distributions	(0.08)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)	(0.12)
Net asset value, end of period	$11.78	$11.31	$15.66	$13.39	$12.60	$11.67	$11.15
Total return (%)[5]	4.88[6,7]	(27.31)[6,7]	22.54[6]	12.97[6]	12.59[6]	6.05[6]	17.42

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$42	$37	$27	$27	$27	$30
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.90[8]	1.88[8]	1.91	1.97	2.07	2.08	2.11
Expenses net of fee waivers	1.90[8]	1.87[8]	1.91	1.97	2.05	2.04	2.11
Expenses net of all fee waivers
and credits	1.90[8]	1.87[8]	1.91	1.97	2.05	2.04	2.11
Net investment income	0.98[8]	0.88[8]	0.98	0.66	0.43	1.03	1.00
Portfolio turnover (%)	47	95	43	60	88	56	60

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Balanced Fund	25

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$11.32	$15.67	$13.39	$12.60	$11.67	$11.15	$9.61
Net investment income[4]	0.05	0.10	0.15	0.09	0.05	0.11	0.10
Net realized and unrealized gain
(loss) on investments	0.50	(4.36)	2.86	1.54	1.41	0.56	1.56
Total from investment operations	0.55	(4.26)	3.01	1.63	1.46	0.67	1.66
Less distributions
From net investment income	(0.08)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)	(0.12)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—	—
Total distributions	(0.08)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)	(0.12)
Net asset value, end of period	$11.79	$11.32	$15.67	$13.39	$12.60	$11.67	$11.15
Total return (%)[5]	4.88[6,7]	(27.30)[6,7]	22.60[6]	12.96[6]	12.59[6]	6.04[6]	17.42

Ratios and supplemental data

Net assets, end of period (in millions)	$196	$162	$49	$10	$6	$5	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.90[8]	1.88[8]	1.91	1.97	2.07	2.09	2.11
Expenses net of fee waivers	1.90[8]	1.87[8]	1.91	1.97	2.05	2.05	2.11
Expenses net of all fee waivers
and credits	1.90[8]	1.87[8]	1.91	1.97	2.05	2.05	2.11
Net investment income	0.97[8]	0.88[8]	0.96	0.64	0.43	1.00	0.99
Portfolio turnover (%)	47	95	43	60	88	56	60

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

26	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$11.33	$15.67	$13.40	$12.61	$11.67	$11.15	$9.61
Net investment income[4]	0.11	0.24	0.32	0.24	0.19	0.25	0.23
Net realized and unrealized gain
(loss) on investments	0.50	(4.36)	2.85	1.54	1.43	0.55	1.56
Total from investment operations	0.61	(4.12)	3.17	1.78	1.62	0.80	1.79
Less distributions
From net investment income	(0.14)	(0.22)	(0.31)	(0.26)	(0.23)	(0.28)	(0.25)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—	—
Total distributions	(0.14)	(0.22)	(0.90)	(0.99)	(0.68)	(0.28)	(0.25)
Net asset value, end of period	$11.80	$11.33	$15.67	$13.40	$12.61	$11.67	$11.15
Total return (%)[5]	5.48[6,7]	(26.60)[6,7]	23.89[6]	14.29[6]	14.02[6]	7.31[6]	18.87

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$74	$30	$4	$7	$6	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.82[8]	0.75[8]	0.77	0.80	0.84	0.83	0.89
Expenses net of fee waivers	0.82[8]	0.75[8]	0.77	0.80	0.84	0.83	0.89
Expenses net of all fee waivers
and credits	0.82[8]	0.75[8]	0.77	0.80	0.84	0.83	0.89
Net investment income	2.07[8]	2.01[8]	2.06	1.81	1.63	2.25	2.22
Portfolio turnover (%)	47	95	43	60	88	56	60

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Balanced Fund	27

F I N A N C I A L  S T A T E M E N T S

CLASS R SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.35	$14.24
Net investment income[4]	0.06	—[5]
Net realized and unrealized loss on investments	0.50	(2.86)
Total from investment operations	0.56	(2.86)
Less distributions
From net investment income	(0.08)	(0.03)
Net asset value, end of period	$11.83	$11.35
Total return (%)[6,7]	4.94[8]	(20.11)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.00[10]	1.83[10]
Expenses net of fee waivers	1.77[10]	1.83[10]
Expenses net of all fee waivers and credits	1.77[10]	1.83[10]
Net investment income	1.11[10]	0.35[10]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

CLASS R1 SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.35	$14.24
Net investment income[4]	0.08	0.01
Net realized and unrealized loss on investments	0.49	(2.86)
Total from investment operations	0.57	(2.85)
Less distributions
From net investment income	(0.09)	(0.04)
Net asset value, end of period	$11.83	$11.35
Total return (%)[5,6]	5.07[7]	(20.06)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.98[9]	1.59[9]
Expenses net of fee waivers	1.52[9]	1.59[9]
Expenses net of all fee waivers and credits	1.52[9]	1.59[9]
Net investment income	1.36[9]	0.59[9]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R1 shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

28	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS R2 SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.34	$14.24
Net investment income[4]	0.05	0.01
Net realized and unrealized loss on investments	0.53	(2.86)
Total from investment operations	0.58	(2.85)
Less distributions
From net investment income	(0.10)	(0.05)
Net asset value, end of period	$11.82	$11.34
Total return (%)[5,6]	5.21[7]	(20.08)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[9]	1.36[9]
Expenses net of fee waivers	1.30[9]	1.36[9]
Expenses net of all fee waivers and credits	1.30[9]	1.36[9]
Net investment income	1.70[9]	0.82[9]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R2 shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

CLASS R3 SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.35	$14.24
Net investment income[4]	0.08	0.01
Net realized and unrealized loss on investments	0.49	(2.86)
Total from investment operations	0.57	(2.85)
Less distributions
From net investment income	(0.09)	(0.04)
Net asset value, end of period	$11.83	$11.35
Total return (%)[5,6]	5.13[7]	(20.04)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.62[9]	1.50[9]
Expenses net of fee waivers	1.42[9]	1.50[9]
Expenses net of all fee waivers and credits	1.42[9]	1.50[9]
Net investment income	1.46[9]	0.68[9]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R3 shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

Semiannual report | Balanced Fund	29

F I N A N C I A L  S T A T E M E N T S

CLASS R4 SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.34	$14.24
Net investment income[4]	0.01	0.01
Net realized and unrealized loss on investments	0.58	(2.85)
Total from investment operations	0.59	(2.84)
Less distributions
From net investment income	(0.11)	(0.06)
Net asset value, end of period	$11.82	$11.34
Total return (%)[5,6]	5.29[7]	(20.04)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.05[9]	1.22[9]
Expenses net of fee waivers	1.22[9]	1.22[9]
Expenses net of all fee waivers and credits	1.22[9]	1.22[9]
Net investment income	1.19[9]	0.96[9]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R4 shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

CLASS R5 SHARES Period ended	4-30-09[1]	10-31-08[2,3]
Per share operating performance

Net asset value, beginning of period	$11.34	$14.24
Net investment income[4]	0.12	0.02
Net realized and unrealized loss on investments	0.49	(2.85)
Total from investment operations	0.61	(2.83)
Less distributions
From net investment income	(0.13)	(0.07)
Net asset value, end of period	$11.82	$11.34
Total return (%)[5,6]	5.45[7]	(19.98)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.05[9]	0.94[9]
Expenses net of fee waivers	0.83[9]	0.94[9]
Expenses net of all fee waivers and credits	0.83[9]	0.94[9]
Net investment income	2.04[9]	1.25[9]
Portfolio turnover (%)	47	95

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Class R5 shares began operations on 9-5-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

30	Balanced Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income, and preservation of capital.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock Advisers, LLC (the Adviser) and other affiliates of John Hancock Life Insurance Company (JHLICO) owned 1,772, 1,775, 1,779, 1,776, 1,781 and 1,785 shares of beneficial interest of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, of the Fund on April 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in

Semiannual report | Balanced Fund	31

non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$459,716,932	—

Level 2 — Other Significant Observable Inputs	307,877,422	—

Level 3 — Significant Unobservable Inputs	1,836,504	—
Total	$769,430,858	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$3,806,743	—

Accrued discounts/premiums	(113,756)	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	(751,243)	—

Net purchases (sales)	(1,105,240)	—

Transfers in and/or out of Level 3	—	—
Balance as of April 30, 2009	$1,836,504	—

32	Balanced Fund | Semiannual report

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Inflation indexed bonds are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation as described above. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19,

Semiannual report | Balanced Fund	33

2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates accounted for a realized gain on securities in the Statement of Operations and amounted to $7,767.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable

34	Balanced Fund | Semiannual report

provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $41,535,390 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $41,535,390.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends and distributes income dividends quarterly. Capital gains distributions, if any, are distributed annually. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,181,454 and long-term capital gain $6,865,845. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $8,002,325. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties
Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

Semiannual report | Balanced Fund	35

enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

On April 1, 2009, the Adviser has contractually agreed to limit the Fund’s total expenses, excluding interest, overdraft, litigation, brokerage commissions, underlying fees, taxes, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business on an annual basis. For the period ended April 30, 2009, the Adviser has contractually limited the class specific expenses for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 to 1.88%, 1.63%, 1.38%, 1.53%, 1.23% and 0.93%, respectively, of the Fund’s average daily assets. Accordingly, the expense reductions related to this class specific limitation amounted to $220, $241, $372, $222, $1,959 and $217 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. The Adviser will terminate this limitation on February 28, 2010.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class R4 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class R4 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net asset value for certain other services.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $962,406 with regard to sales of Class A shares. Of this amount, $146,726 was retained and used for printing

36	Balanced Fund | Semiannual report

prospectuses, advertising, sales literature and other purposes, $811,655 was paid as sales commissions to unrelated broker-dealers and $4,025 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $73,320 for Class B shares and $91,548 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R, R1, R2, R3, R4 and R5, and 0.04% for Class I, based on each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent `fees and out-of-pocket expenses were reduced by $121 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$623,326	$332,510
Class B	207,041	33,141
Class C	840,969	134,588
Class I	—	25,928
Class R	99	223
Class R1	73	244
Class R2	408	356
Class R3	65	225
Class R4	241	1,856
Class R5	5	221
Total	$1,672,227	$529,292

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Balanced Fund	37

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009 and October 31, 2008, and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2,3]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	8,169,071	$91,257,060	32,744,359	$492,922,499	8,475,361	$130,266,599
Distributions
reinvested	362,859	3,985,312	342,617	5,008,984	632,302	9,707,323
Repurchased	(8,143,399)	(89,326,046)	(10,759,408)	(148,282,317)	(2,007,336)	(29,068,477)

Net increase	388,531	$5,916,326	22,327,568	$349,649,166	7,100,327	$110,905,445
Class B shares

Sold	759,523	$8,449,937	2,398,292	$36,175,093	967,628	$14,747,147
Distributions
reinvested	22,429	245,895	19,222	281,655	92,270	1,417,408
Repurchased	(697,629)	(7,670,562)	(1,065,018)	(15,123,054)	(686,774)	(10,000,141)

Net increase	84,323	$1,025,270	1,352,496	$21,333,694	373,124	$6,164,414
Class C shares

Sold	4,500,184	$50,169,035	12,954,921	$193,994,944	2,545,086	$39,455,075
Distributions
reinvested	91,492	1,003,208	59,639	867,143	102,065	1,574,446
Repurchased	(2,251,993)	(24,594,831)	(1,856,028)	(24,522,581)	(248,198)	(3,676,913)

Net increase	2,339,683	$26,577,412	11,158,532	$170,339,506	2,398,953	$37,352,608
Class I shares

Sold	1,629,420	$18,054,826	6,165,995	$92,458,483	1,607,576	$24,615,818
Distributions
reinvested	46,895	514,911	76,559	1,124,264	74,799	1,152,427
Repurchased	(1,317,802)	(14,537,694)	(1,603,889)	(21,904,565)	(80,062)	(1,176,016)

Net increase	358,513	$4,032,043	4,638,665	$71,678,182	1,602,313	$24,592,229
Class R shares

Sold	76	$851	1,756	$25,000	—	—
Distributions
reinvested	12	134	4	55	—	—
Repurchased	(1)	(8)	—	—	—	—

Net increase	87	$977	1,760	$25,055	—	—
Class R1 shares

Sold	—	—	1,756	$25,000	—	—
Distributions
reinvested	14	157	5	71	—	—

Net increase	14	$157	1,761	$25,071	—	—
Class R2 shares

Sold	29,404	$328,050	1,756	$25,000	—	—
Distributions
reinvested	94	1,047	6	87	—	—
Repurchased	(39)	(453)	—	—	—	—
Net increase	29,459	$328,644	1,762	$25,087	—	—

38	Balanced Fund | Semiannual report

	Period ended 4-30-09[1]		Period ended 10-31-08[2,3]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class R3 shares

Sold	176	$2,004	1,755	$25,000	—	—
Distributions
reinvested	16	170	6	77	—	—

Net increase	192	$2,174	1,761	$25,077	—	—
Class R4 shares

Sold	64,374	$721,187	1,756	$25,000	—	—
Distributions
reinvested	18	198	7	97	—	—
Repurchased	(14)	(157)	—	—	—	—

Net increase	64,378	$721,228	1,763	$25,097	—	—
Class R5 shares

Sold	—	—	1,755	$25,000	—	—
Distributions
reinvested	20	226	9	116	—	—

Net increase	20	$226	1,764	$25,116	—	—
Net increase	3,265,200	$38,604,457	39,487,832	$613,151,051	11,474,717	$179,014,696

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Class R, Class R1, Class R2, Class R3, Class R4, Class R5 for the period from 9-5-08 (commencement of operations) to 10-31-08.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $350,394,209 and $323,729,675, respectively.

Semiannual report | Balanced Fund	39

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annu ally to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

40	Balanced Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was equal to or higher than the median performance of the Peer Group and Category, and its benchmark indices, the Standard & Poor’s 500 Index and Lehman Brothers US Government/Credit Bond.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board viewed favorably that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Semiannual report | Balanced Fund	41

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors).

42	Balanced Fund | Semiannual report

The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Balanced Fund	43

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust, and its series, John Hancock Balanced Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	115,885,949.1810	43.146%	94.704%
Withhold	6,480,245.2020	2.413%	5.296%
TOTAL	122,366,194.3830	45.559%	100.000%

John G. Vrysen
Affirmative	115,920,355.0290	43.159%	94.732%
Withhold	6,445,839.3540	2.400%	5.268%
TOTAL	122,366,194.3830	45.559%	100.000%

James F. Carlin
Affirmative	115,826,253.2020	43.124%	94.655%
Withhold	6,539,941.1810	2.435%	5.345%
TOTAL	122,366,194.3830	45.559%	100.000%

William H. Cunningham
Affirmative	115,819,789.5740	43.122%	94.650%
Withhold	6,546,404.8090	2.437%	5.350%
TOTAL	122,366,194.3830	45.559%	100.000%

Deborah Jackson
Affirmative	115,862,664.7440	43.138%	94.685%
Withhold	6,503,529.6390	2.421%	5.315%
TOTAL	122,366,194.3830	45.559%	100.000%

Charles L. Ladner
Affirmative	115,737,733.1140	43.091%	94.583%
Withhold	6,628,461.2690	2.468%	5.417%
TOTAL	122,366,194.3830	45.559%	100.000%

Stanley Martin
Affirmative	115,877,495.0730	43.143%	94.697%
Withhold	6,488,699.3100	2.416%	5.303%
TOTAL	122,366,194.3830	45.559%	100.000%

Patti McGill Peterson
Affirmative	115,851,425.7000	43.133%	94.676%
Withhold	6,514,768.6830	2.426%	5.324%
TOTAL	122,366,194.3830	45.559%	100.000%

44	Balanced Fund | Semiannual report

John A. Moore
Affirmative	115,824,078.4520	43.123%	94.654%
Withhold	6,542,115.9310	2.436%	5.346%
TOTAL	122,366,194.3830	45.559%	100.000%

Steven R. Pruchansky
Affirmative	115,858,182.4460	43.136%	94.682%
Withhold	6,508,011.9370	2.423%	5.318%
TOTAL	122,366,194.3830	45.559%	100.000%

Gregory A. Russo
Affirmative	115,872,045.6690	43.141%	94.693%
Withhold	6,494,148.7140	2.418%	5.307%
TOTAL	122,366,194.3830	45.559%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust, and its series, John Hancock Balanced Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,349,565.5896	35.359%	69.612%
Against	970,725.0586	1.536%	3.023%
Abstain	1,325,389.1538	2.097%	4.128%
Broker Non-Votes	7,460,519.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3L PASSED ON MAY 5, 2009

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	22,151,348.9479	35.045%	68.994%
Against	1,045,142.6107	1.654%	3.255%
Abstain	1,449,190.2434	2.293%	4.514%
Broker Non-Votes	7,460,517.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3B. Revise: Diversification

Affirmative	22,126,118.4707	35.006%	68.915%
Against	1,057,421.3308	1.673%	3.294%
Abstain	1,462,137.0005	2.313%	4.554%
Broker Non-Votes	7,460,522.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

Semiannual report | Balanced Fund	45

3C. Revise: Underwriting

Affirmative	22,092,984.1351	34.954%	68.812%
Against	1,058,951.2315	1.675%	3.298%
Abstain	1,493,739.4354	2.363%	4.653%
Broker Non-Votes	7,460,524.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3D. Revise: Real Estate

Affirmative	21,983,996.1248	34.781%	68.473%
Against	1,137,651.8739	1.800%	3.543%
Abstain	1,524,024.8033	2.411%	4.747%
Broker Non-Votes	7,460,526.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3E. Revise: Loans

Affirmative	21,943,453.2528	34.717%	68.347%
Against	1,187,103.1197	1.878%	3.697%
Abstain	1,515,118.4295	2.397%	4.719%
Broker Non-Votes	7,460,524.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3F. Revise: Senior Securities

Affirmative	22,064,682.3736	34.909%	68.724%
Against	1,117,145.0849	1.767%	3.480%
Abstain	1,463,846.3435	2.316%	4.559%
Broker Non-Votes	7,460,525.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3L. Eliminate: Pledging Assets

Affirmative	21,959,386.6981	34.742%	68.396%
Against	1,182,785.2327	1.871%	3.684%
Abstain	1,503,501.8712	2.379%	4.683%
Broker Non-Votes	7,460,525.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES EXCEPT FOR CLASS B AND C ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	13,525,300.4081	35.525%	67.113%
Against	927,877.1667	2.437%	4.604%
Abstain	986,406.1592	2.591%	4.895%
Broker Non-Votes	4,713,332.0000	12.380%	23.388%
TOTAL	20,152,915.7340	52.933%	100.000%

46	Balanced Fund | Semiannual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,428,188.5341	38.266%	66.784%
Against	103,181.5557	2.765%	4.825%
Abstain	53,649.9992	1.437%	2.509%
Broker Non-Votes	553,479.0000	14.830%	25.882%
TOTAL	2,138,499.0890	57.298%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	5,013,658.4700	33.232%	65.620%
Against	319,531.9460	2.118%	4.182%
Abstain	291,705.7760	1.934%	3.818%
Broker Non-Votes	2,015,501.0000	13.360%	26.380%
TOTAL	7,640,397.1920	50.644%	100.000%

Class R—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,768.5430	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,768.5430	100.000%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,770.8470	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,770.8470	100.000%	100.000%

Semiannual report | Balanced Fund	47

Class R2—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,773.1570	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,773.1570	100.000%	100.000%

Class R3—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,771.7770	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,771.7770	100.000%	100.000%

Class R4—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,774.5460	99.413%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,774.5460	99.413%	100.000%

Class R5—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,777.3320	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,777.3320	100.000%	100.000%

48	Balanced Fund | Semiannual report

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

Affirmative	21,232,622.7480	33.593%	66.132%
Against	2,016,870.1235	3.191%	6.282%
Abstain	1,398,185.9305	2.212%	4.355%
Broker Non-Votes	7,458,520.0000	11.800%	23.231%
TOTAL	32,106,198.8020	50.796%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust.

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	78,220,619.8230	29.123%	63.924%
Against	5,927,986.5960	2.207%	4.844%
Abstain	5,591,278.9630	2.082%	4.569%
Broker Non-Votes	32,626,309.0010	12.147%	26.663%
TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Balanced Fund	49

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

50	Balanced Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	360SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	10-4-49	–42.52	4.38	0.88	—	–3.77	–42.52	23.88	9.15	—

B	8-22-91	–42.86	4.33	0.79	—	–3.99	–42.86	23.60	8.23	—

C	5-1-98	–40.53	4.65	0.64	—	–0.07	–40.53	25.51	6.60	—

I1	3-1-01	–39.26	5.91	—	–0.53	1.47	–39.26	33.28	—	–4.27

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B —1.85%, Class C — 1.86% and Class I — 0.74%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Large Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	4-30-99	$10,823	$10,823	$7,779

C2	4-30-99	10,660	10,660	7,779

I3	3-1-01	9,573	9,573	8,185

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,012.90	$6.44

Class B	1,000.00	1,009.10	10.13

Class C	1,000.00	1,009.10	10.13

Class I	1,000.00	1,014.70	4.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.40	$6.46

Class B	1,000.00	1,014.90	10.33

Class C	1,000.00	1,014.90	10.33

Class I	1,000.00	1,020.70	4.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04% and 0.89% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 holdings[1]

Microsoft Corp.	4.4%	Fiserv, Inc.	3.2%

Suncor Energy, Inc.	4.1%	Ecolab, Inc.	3.1%

Charles Schwab Corp.	3.8%	Pfizer, Inc.	3.1%

Southwestern Energy Co.	3.4%	Corning, Inc.	2.8%

Barrick Gold Corp.	3.2%	McKesson Corp.	2.5%

Sector composition[2,3]

Information technology	20%	Materials	9%

Financials	15%	Consumer staples	6%

Energy	14%	Utilities	5%

Health care	14%	Industrials	4%

Consumer discretionary	11%	Short-term investments & other	2%

Country diversification[2]

United States	89%

Canada	8%

Switzerland	2%

Bermuda	1%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 0.00%					$70,300

(Cost $286,174)

Airlines 0.00%					70,300

Northwest Airlines, Inc.,
Conv Sr Note (G)	7.625%	11-15-23	D	$3,000	7,800
Gtd Conv Sr Note (B)(G)	6.625	05-15-23	D	25,000	62,500

Issuer	Shares	Value
Common stocks 98.09%		$1,746,370,864

(Cost $2,114,019,751)

Aerospace & Defense 1.53%		27,335,150

Lockheed Martin Corp.	192,867	15,145,846

Raytheon Co.	269,496	12,189,304

Agricultural Products 3.43%		61,044,034

Archer-Daniels-Midland Co.	1,713,631	42,189,595

Bunge, Ltd.	392,719	18,854,439

Asset Management & Custody Banks 0.24%		4,310,765

BlackRock, Inc.	29,421	4,310,765

Automotive Retail 1.95%		34,798,638

AutoZone, Inc. (I)	209,139	34,798,638

Biotechnology 4.75%		84,550,795

Amgen, Inc. (I)	243,593	11,806,953

Cephalon, Inc. (I)	482,646	31,666,404

Genzyme Corp. (I)	319,586	17,043,521

Gilead Sciences, Inc. (I)	524,758	24,033,917

Broadcasting & Cable TV 0.07%		1,176,483

CBS Corp. (Class B)	167,114	1,176,483

Communications Equipment 3.40%		60,489,878

Cisco Systems, Inc. (I)	580,534	11,215,917

Corning, Inc.	3,370,312	49,273,961

Computer & Electronics Retail 2.15%		38,237,111

Best Buy Co., Inc.	996,277	38,237,111

Computer Hardware 2.11%		37,527,288

Apple, Inc. (I)	298,238	37,527,288

Computer Storage & Peripherals 2.07%		36,789,909

EMC Corp. (I)	2,936,146	36,789,909

See notes to financial statements

Semiannual report | Large Cap Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Data Processing & Outsourced Services 3.15%		$56,124,018

Fiserv, Inc. (I)	1,503,859	56,124,018

Diversified Banks 0.47%		8,339,408

Wells Fargo & Co.	416,762	8,339,408

Diversified Financial Services 0.67%		11,899,800

JPMorgan Chase & Co.	360,600	11,899,800

Diversified Metals & Mining 1.09%		19,377,591

Avalon Rare Metals, Inc. (I)	665,280	418,134

Freeport-McMoRan Copper & Gold, Inc. (Class B)	304,768	12,998,355

Silver Standard Resources, Inc. (I)	346,007	5,875,199

Titanium Resources Group Ltd. (I)	948,050	85,903

Drug Retail 2.28%		40,551,772

Walgreen Co.	1,290,225	40,551,772

Electric Utilities 3.52%		62,718,885

American Electric Power Co., Inc.	1,231,034	32,474,677

Exelon Corp.	17,892	825,358

FPL Group, Inc.	482,692	25,964,003

Northeast Utilities	164,360	3,454,847

Environmental & Facilities Services 0.67%		11,930,583

Republic Services, Inc.	568,123	11,930,583

Forest Products 0.08%		1,395,238

Weyerhaeuser Co.	39,570	1,395,238

Gas Utilities 0.98%		17,448,017

EQT Corp.	518,823	17,448,017

Gold 3.39%		60,404,020

Barrick Gold Corp.	1,960,426	57,048,396

Goldcorp, Inc.	121,934	3,355,624

Health Care Distributors 2.50%		44,526,836

McKesson Corp.	1,203,428	44,526,836

Health Care Services 2.69%		47,891,642

Express Scripts, Inc. (I)	245,568	15,708,985

Kinetic Concepts, Inc. (I)(L)	487,012	12,058,417

Laboratory Corp. of America Holdings (I)	313,706	20,124,240

Heavy Electrical Equipment 1.45%		25,765,744

ABB, Ltd., SADR	1,811,937	25,765,744

Home Entertainment Software 0.30%		5,312,205

Electronic Arts, Inc. (I)	261,042	5,312,205

Home Improvement Retail 2.03%		36,156,662

Home Depot, Inc.	369,850	9,734,452

Lowe’s Cos., Inc.	1,228,940	26,422,210

Hotels, Resorts & Cruise Lines 0.70%		12,437,672

Carnival Corp. (I)	462,711	12,437,672

Industrial Gases 0.07%		1,283,562

Brazil Ethanol, Inc. (I)(S)	500,000	1,283,562

Insurance Brokers 0.20%		3,621,182

AON Corp.	85,810	3,621,182

See notes to financial statements

12	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Integrated Oil & Gas 4.05%		$72,196,775

Suncor Energy, Inc.	2,846,876	72,196,775

Internet Software & Services 2.87%		51,056,421

eBay, Inc. (I)	2,163,485	35,632,598

Google, Inc. (Class A) (I)	38,952	15,423,823

Investment Banking & Brokerage 5.16%		91,784,636

Charles Schwab Corp.	3,692,027	68,228,659

Goldman Sachs Group Inc.	183,315	23,555,977

Life & Health Insurance 0.81%		14,415,333

MetLife Inc.	484,549	14,415,333

Managed Health Care 0.43%		7,669,781

Aetna, Inc.	348,468	7,669,781

Metal & Glass Containers 1.22%		21,660,759

Owens-Illinois, Inc. (I)	888,100	21,660,759

Multi-Media 1.83%		32,545,258

News Corp. (Class B) (L)	3,568,559	32,545,258

Multi-Utilities 1.14%		20,379,129

CMS Energy Corp. (L)	1,695,435	20,379,129

Oil & Gas Drilling 0.33%		5,871,637

Transocean, Ltd. (I)	87,013	5,871,637

Oil & Gas Exploration & Production 5.92%		105,476,159

Canadian Natural Resources, Ltd.	300,817	13,870,672

Denbury Resources, Inc. (I)	1,942,044	31,616,476

Southwestern Energy Co. (I)	1,672,867	59,989,011

Oil & Gas Storage & Transportation 3.72%		66,204,806

Southern Union Co.	1,727,486	27,484,302

Williams Cos., Inc.	2,746,135	38,720,504

Personal Products 0.42%		7,452,604

Mead Johnson Nutrition Co. (I)	263,809	7,452,604

Pharmaceuticals 3.81%		67,804,875

Pfizer, Inc.	4,104,289	54,833,301

Roche Holdings AG — Genusschein	102,864	12,971,574

Property & Casualty Insurance 4.17%		74,206,218

ACE Ltd.	770,805	35,703,688

Berkshire Hathaway, Inc. (Class B) (I)	12,562	38,502,530

Publishing 1.74%		31,020,031

Washington Post Co. (Class B)	74,106	31,020,031

Regional Banks 0.90%		16,075,324

PNC Financial Services Group, Inc.	404,920	16,075,324

Semiconductor Equipment 0.33%		5,937,154

MEMC Electronic Materials, Inc. (I)	366,491	5,937,154

Specialized Consumer Services 1.16%		20,621,270

H&R Block, Inc.	1,362,039	20,621,270

Specialized Finance 1.25%		22,294,678

BM&F BOVESPA SA	300,389	1,217,228

NASDAQ OMX Group, Inc. (I)	877,325	16,870,960

NYSE Euronext	181,549	4,206,490

See notes to financial statements

Semiannual report | Large Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Specialty Chemicals 3.14%		$55,904,902

Ecolab, Inc.	1,450,192	55,904,902

Systems Software 5.75%		102,348,226

Microsoft Corp.	3,827,464	77,534,291

Symantec Corp. (I)	1,438,989	24,813,935

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Collateralized Mortgage Obligations 0.36%					$6,386,322

(Cost $7,615,464)
Collateralized Mortgage Obligations 0.36%					6,386,322

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO	2.078%	05-25-47	AAA	71,600	3,222,031

Harborview Mortgage Loan Trust,
CMO-REMIC Ser 2005-10 Class X IO	3.094	11-19-35	B	150,047	937,793

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-Q02
Class X IO	Zero	09-25-45	AAA	178,120	2,226,498

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Warrants 0.00%					$0

(Cost $0)

Diversified Metals & Mining 0.00%					0

Avalon Ventures Ltd. (I)				333,640	—

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 3.37%					$59,978,525

(Cost $59,978,525)

Cash Equivalents 1.47%					26,178,525

John Hancock Cash Investment
Trust (T)(W)	0.7696% (Y)			26,179	26,178,525

U.S. Government Agency 1.90%					33,800,000

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	AAA	33,799	33,800,000

Total investments (Cost $2,181,899,914)† 101.82%					$1,812,806,011

Liabilities in excess of other assets (1.82%)					($32,484,626)

Total net assets 100.00%					$1,780,321,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

See notes to financial statements

14	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

Gtd Guaranteed

IO Interest only (carries notional principal amount) SADR Sponsored American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of April 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on April 30, 2009

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,209,278,120. Net unrealized depreciation aggregated $396,472,109, of which $107,680,378 related to appreciated investment securities and $504,152,487 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,155,721,389)
including $25,623,896 of securities loaned (Note 2)	$1,786,627,486
Investments in affiliated issuers, at value (Cost $26,178,525) (Note 2)	26,178,525

Total investments, at value (Cost $2,181,899,914)	1,812,806,011
Cash	58,946
Receivable for investments sold	6,851,323
Receivable for fund shares sold	7,420,309
Dividends and interest receivable	2,169,303
Receivable for security lending income	14,044
Other receivables and prepaid assets	158,026

Total assets	1,829,477,962

Liabilities

Payable for investments purchased	16,689,512
Payable for fund shares repurchased	4,404,471
Payable upon return of securities loaned (Note 2)	26,178,525
Payable to affiliates
Accounting and legal services fees	75,754
Transfer agent fees	40,065
Distribution and service fees	492,426
Trustees’ fees	49,332
Management fees	834,632
Other liabilities and accrued expenses	391,860

Total liabilities	49,156,577

Net assets

Capital paid-in	$3,082,467,065
Accumulated net investment loss	(6,414,853)
Accumulated net realized loss on investments and foreign currency transactions	(926,627,254)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(369,103,573)

Net assets	$1,780,321,385

Net asset value per share

Class A ($1,264,892,575 ÷ 70,950,244 shares)	$17.83
Class B ($92,998,586 ÷ 5,608,365 shares)[1]	$16.58
Class C ($248,468,592 ÷ 14,987,214 shares)[1]	$16.58
Class I ($173,961,632 ÷ 9,460,622 shares)	$18.39

Maximum offering price per share

Class A ($17.83 ÷ 95.0%)[2]	$18.77

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,677,393
Interest	1,354,335
Securities lending	46,427
Income from affiliated issuers	95,148
Less foreign taxes withheld	(272,395)
Total investment income	13,900,908

Expenses

Investment management fees (Note 5)	5,074,324
Distribution and service fees (Note 5)	3,024,771
Transfer agent fees (Note 5)	1,969,326
State registration fees (Note 5)	21,294
Printing and postage fees (Note 5)	97,071
Professional fees	63,943
Custodian fees	37,433
Accounting and legal services fees (Note 5)	188,082
Trustees’ fees	73,942
Proxy fees	524,684
Miscellaneous	257,298

Total expenses	11,332,168
Less expense reductions (Note 5)	(374)

Net expenses	11,331,794

Net investment income (loss)	2,569,114

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(373,595,141)
Foreign currency transactions	7,248,816

(366,346,325)
Change in net unrealized appreciation (depreciation) of
Investments	381,016,330
Translation of assets and liabilities in foreign currencies	(6,301,357)
374,714,973
Net realized and unrealized gain (loss)	8,368,648
Increase in net assets from operations	$10,937,762

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$2,569,114	($1,859,894)	$581,417
Net realized gain (loss)	(366,346,325)	(73,832,129)	73,262,082
Change in net unrealized appreciation
(depreciation)	374,714,973	(1,080,884,214)	211,927,619

Increase (decrease) in net assets resulting
from operations	10,937,762	(1,156,576,237)	285,771,118

Distributions to shareholders
From net investment income
Class A	(41,980,106)	—	—
Class B	(2,533,709)	—	—
Class C	(6,178,011)	—	—
Class I	(6,296,730)	—	(93,517)
Total distributions	(56,988,556)	—	(93,517)

From Fund share transactions (Note 6)	48,554,736	1,149,814,748	881,005,855

Total increase (decrease)	2,503,942	(6,761,489)	1,166,683,456

Net assets

Beginning of period	1,777,817,443	1,784,578,932	617,895,476

End of period	$1,780,321,385	$1,777,817,443	$1,784,578,932

Accumulated net investment income (loss)	($6,414,853)	$48,004,589	$205,584

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

18	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$18.28	$28.40	$21.23	$17.66	$15.19	$14.61	$11.85
Net investment income (loss)[4]	0.03	—[5]	0.04	(0.04)	(0.02)	0.06	0.01
Net realized and unrealized gain (loss)
on investments	0.14	(10.12)	7.13	3.61	2.49	0.54	2.75
Total from investment operations	0.17	(10.12)	7.17	3.57	2.47	0.60	2.76
Less distributions
From net investment income	(0.62)	—	—	—	—	(0.02)	—
Net asset value, end of period	$17.83	$18.28	$28.40	$21.23	$17.66	$15.19	$14.61
Total return (%)[6]	1.29[7]	(35.63)[7,8]	33.77	20.22[8]	16.26[8]	4.14[8]	23.29

Ratios and supplemental data

Net assets, end of period (in millions)	$1,265	$1,249	$1,182	$463	$343	$325	$376
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.29[9]	1.11[9]	1.14	1.23	1.30	1.34	1.35
Expenses net of all fee waivers	1.29[9]	1.11[9]	1.14	1.21	1.25	1.29	1.35
Expenses net of all fee waivers
and credits	1.29[9]	1.11[9]	1.14	1.21	1.25	1.29	1.35
Net investment income (loss)	0.42[9]	(0.01)[9]	0.15	(0.22)	(0.12)	0.44	0.10
Portfolio turnover (%)	59	113	40	78	74	97	140

1 Semiannual period 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Annualized.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98	$11.42
of period
Net investment loss[4]	(0.02)	(0.16)	(0.15)	(0.18)	(0.13)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.13	(9.36)	6.67	3.40	2.35	0.52	2.64
on investments
Total from investment operations	0.11	(9.52)	6.52	3.22	2.22	0.47	2.56
Less distributions
From net investment income	(0.42)	—	—	—	—	—	—
Net asset value, end of period	$16.58	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Total return (%)[5]	0.91[6]	(36.05)[6,7]	32.78	19.32[7]	15.36	3.36[7]	22.42

Ratios and supplemental data

Net assets, end of period (in millions)	$93	$105	$156	$118	$153	$196	$267
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.04[8]	1.85[8]	1.89	1.98	2.06	2.09	2.10
Expenses net of all fee waivers	2.04[8]	1.85[8]	1.89	1.96	2.01	2.04	2.10
Expenses net of all fee waivers	2.04[8]	1.85[8]	1.89	1.96	2.01	2.04	2.10
and credits
Net investment loss	(0.31)[8]	(0.75)[8]	(0.63)	(0.98)	(0.88)	(0.35)	(0.66)
Portfolio turnover (%)	59	113	40	78	74	97	140

1 Semiannual period 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

See notes to financial statements

20	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[3]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]	12-31-03[2]
Per share operating performance

Net asset value, beginning	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98	$11.42
of period
Net investment loss[4]	(0.02)	(0.16)	(0.14)	(0.18)	(0.13)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.13	(9.36)	6.66	3.40	2.35	0.52	2.64
on investments
Total from investment operations	0.11	(9.52)	6.52	3.22	2.22	0.47	2.56
Less distributions
From net investment income	(0.42)	—	—	—	—	—	—
Net asset value, end of period	$16.58	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Total return (%)[5]	0.91[6]	(36.05)[6,7]	32.78[7]	19.32[7]	15.36[7]	3.36[7]	22.42

Ratios and supplemental data

Net assets, end of period (in millions)	$248	$250	$176	$34	$20	$25	$35
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.04[8]	1.86[8]	1.90	1.98	2.06	2.09	2.10
Expenses net of all fee waivers	2.04[8]	1.86[8]	1.89	1.96	2.01	2.04	2.10
Expenses net of all fee waivers	2.04[8]	1.86[8]	1.89	1.96	2.01	2.04	2.10
and credits
Net investment loss	(0.32)[8]	(0.76)[8]	(0.58)	(0.97)	(0.87)	(0.36)	(0.66)
Portfolio turnover (%)	59	113	40	78	74	97	140

1 Semiannual period 11-1-08 to 4-30-09. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$18.91	$29.28	$21.80	$18.05	$15.46	$14.87	$11.91
Net investment income[4]	0.07	0.09	0.19	0.11	0.06	0.15	0.08
Net realized and unrealized gain (loss)
on investments	0.13	(10.46)	7.30	3.64	2.53	0.54	2.88
Total from investment operations	0.20	(10.37)	7.49	3.75	2.59	0.69	2.96
Less distributions
From net investment income	(0.72)	—	(0.01)	—	—	(0.10)	—
Net asset value, end of period	$18.39	$18.91	$29.28	$21.80	$18.05	$15.46	$14.87
Total return (%)[5]	1.47[6]	(35.42)[7]	34.36	20.78	16.75	4.68	24.85

Ratios and supplemental data

Net assets, end of period (in millions)	$174	$174	$271	$4	—[8]	—[8]	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.89[9]	0.74[9]	0.76	0.77	0.78	0.79	0.84
Expenses net of all fee waivers	0.89[9]	0.74[9]	0.75	0.77	0.78	0.79	0.84
Expenses net of all fee waivers
and credits	0.89[9]	0.74[9]	0.75	0.77	0.78	0.79	0.84
Net investment income	0.83[9]	0.36[9]	0.69	0.54	0.35	0.98	0.62
Portfolio turnover (%)	59	113	40	78	74	97	140

1 Semiannual period 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

22	Large Cap Equity Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1

Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares.Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith

Semiannual report | Large Cap Equity Fund	23

under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$1,758,294,253	—

Level 2 — Other Significant Observable Inputs	46,779,374	—

Level 3 — Significant Unobservable Inputs	7,732,384	—
Total	$1,812,806,011	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$17,020,027	—

Accrued discounts/premiums	—	—

Realized gain (loss)	(31,250)	—

Change in unrealized appreciation (depreciation)	(6,172,701)	—

Net purchases (sales)	(3,005,089)	—

Transfers in and/or out of Level 3	(78,603)	—
Balance as of April 30, 2009	$7,732,384	—

24	Large Cap Equity Fund | Semiannual report

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date.Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income.The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Large Cap Equity Fund	25

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $30,275.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $532,902,723 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2010 — $433,415,811 and October 31, 2016 — $99,486,912.

As of April 30, 2009 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide

26	Large Cap Equity Fund | Semiannual report

financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit riskrelated contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3

Risk and uncertainties

Sector risk — technology

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5

Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Adviser, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value. The Adviser has a subadvisory agreement with MFC Global investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.63% of the Fund’s average daily net assets.

Semiannual report | Large Cap Equity Fund	27

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Adviser has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $1,134,352 with regard to sales of Class A shares. Of this amount, $156,271 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $966,587 was paid as sales commissions to unrelated broker-dealers and $11,494 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $165,103 for Class B shares and $168,021 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $374 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

28	Large Cap Equity Fund | Semiannual report

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,431,630	$1,473,769
Class B	453,184	117,086
Class C	1,139,957	293,846
Class I	—	84,625
Total	3,024,771	1,969,326

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009 and October 31, 2008, and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	20,514,707	$339,224,881	55,839,411	$1,595,002,854	24,383,045	$630,086,340
Distributions
reinvested	2,333,771	37,620,391	—	—	—	—
Repurchased	(20,223,010)	(327,060,203)	(29,141,409)	(755,603,450)	(4,550,270)	(113,430,694)

Net increase	2,625,468	$49,785,069	26,698,002	$839,399,404	19,832,775	$516,655,646
Class B shares

Sold	692,918	$10,685,161	2,403,422	$63,887,648	1,879,974	$45,384,056
Distributions
reinvested	141,890	2,132,611	—	—	—	—
Repurchased	(1,432,827)	(21,649,649)	(2,091,778)	(52,052,740)	(1,909,115)	(43,373,238)

Net increase
(decrease)	(598,019)	($8,831,877)	311,644	$11,834,908	(29,141)	$2,010,818
Class C shares

Sold	3,122,568	$48,457,006	11,328,669	$302,147,156	5,429,774	$131,302,752
Distributions
reinvested	274,492	4,125,620	—	—	—	—
Repurchased	(3,189,385)	(47,841,302)	(3,208,598)	(74,821,289)	(457,761)	(10,734,097)

Net increase	207,675	$4,741,324	8,120,071	$227,325,867	4,972,013	$120,568,655
Class I shares

Sold	4,521,342	$76,076,677	12,446,407	$372,735,782	9,576,765	$255,414,417
Distributions
reinvested	127,642	2,118,864	—	—	3,014	86,521
Repurchased	(4,417,163)	(75,335,321)	(12,472,367)	(301,481,213)	(505,745)	(13,730,202)

Net increase
(decrease)	231,821	$2,860,220	(25,960)	($71,254,569)	9,074,034	$241,770,736
Net increase	2,466,945	$48,554,736	35,103,757	$1,149,814,748	33,849,681	$881,005,855

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Semiannual report | Large Cap Equity Fund	29

Note 7

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $998,325,921 and $958,388,349, respectively.

30	Large Cap Equity Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Large Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Large Cap Equity Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Standard & Poor’s 500 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

32	Large Cap Equity Fund | Semiannual report

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Large Cap Equity Fund	33

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

34	Large Cap Equity Fund | Semiannual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Large Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	115,885,949.1810	43.146%	94.704%
Withhold	6,480,245.2020	2.413%	5.296%
TOTAL	122,366,194.3830	45.559%	100.000%

John G. Vrysen
Affirmative	115,920,355.0290	43.159%	94.732%
Withhold	6,445,839.3540	2.400%	5.268%
TOTAL	122,366,194.3830	45.559%	100.000%

James F. Carlin
Affirmative	115,826,253.2020	43.124%	94.655%
Withhold	6,539,941.1810	2.435%	5.345%
TOTAL	122,366,194.3830	45.559%	100.000%

William H. Cunningham
Affirmative	115,819,789.5740	43.122%	94.650%
Withhold	6,546,404.8090	2.437%	5.350%
TOTAL	122,366,194.3830	45.559%	100.000%

Deborah Jackson
Affirmative	115,862,664.7440	43.138%	94.685%
Withhold	6,503,529.6390	2.421%	5.315%
TOTAL	122,366,194.3830	45.559%	100.000%

Charles L. Ladner
Affirmative	115,737,733.1140	43.091%	94.583%
Withhold	6,628,461.2690	2.468%	5.417%
TOTAL	122,366,194.3830	45.559%	100.000%

Stanley Martin
Affirmative	115,877,495.0730	43.143%	94.697%
Withhold	6,488,699.3100	2.416%	5.303%
TOTAL	122,366,194.3830	45.559%	100.000%

Patti McGill Peterson
Affirmative	115,851,425.7000	43.133%	94.676%
Withhold	6,514,768.6830	2.426%	5.324%
TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Large Cap Equity Fund	35

John A. Moore
Affirmative	115,824,078.4520	43.123%	94.654%
Withhold	6,542,115.9310	2.436%	5.346%
TOTAL	122,366,194.3830	45.559%	100.000%

Steven R. Pruchansky
Affirmative	115,858,182.4460	43.136%	94.682%
Withhold	6,508,011.9370	2.423%	5.318%
TOTAL	122,366,194.3830	45.559%	100.000%

Gregory A. Russo
Affirmative	115,872,045.6690	43.141%	94.693%
Withhold	6,494,148.7140	2.418%	5.307%
TOTAL	122,366,194.3830	45.559%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Large Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	32,946,987.3648	32.563%	64.209%
Against	1,508,380.5672	1.491%	2.940%
Abstain	2,252,881.6290	2.227%	4.391%
Broker Non-Votes	14,603,288.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3N DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	32,668,353.8495	32.288%	63.667%
Against	1,613,858.0143	1.595%	3.145%
Abstain	2,426,041.6972	2.398%	4.728%
Broker Non-Votes	14,603,284.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

36	Large Cap Equity Fund | Semiannual report

3B. Revise: Diversification

Affirmative	32,868,917.0781	32.487%	64.058%
Against	1,509,732.1378	1.492%	2.942%
Abstain	2,329,601.3451	2.302%	4.540%
Broker Non-Votes	14,603,287.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3C. Revise: Underwriting

Affirmative	32,625,032.1190	32.245%	63.583%
Against	1,645,749.9417	1.627%	3.207%
Abstain	2,437,464.5003	2.409%	4.750%
Broker Non-Votes	14,603,291.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3D. Revise: Real Estate

Affirmative	32,429,357.2863	32.052%	63.201%
Against	1,781,563.9182	1.761%	3.472%
Abstain	2,497,331.3565	2.468%	4.867%
Broker Non-Votes	14,603,285.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3E. Revise: Loans

Affirmative	32,410,960.7430	32.033%	63.165%
Against	1,844,116.1147	1.823%	3.594%
Abstain	2,453,170.7033	2.425%	4.781%
Broker Non-Votes	14,603,290.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3F. Revise: Senior Securities

Affirmative	32,582,457.1428	32.203%	63.499%
Against	1,742,084.5990	1.722%	3.395%
Abstain	2,383,706.8192	2.356%	4.646%
Broker Non-Votes	14,603,289.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3I. Eliminate: Trustee and Officer Ownership

Affirmative	32,430,592.6418	32.053%	63.203%
Against	1,864,015.9240	1.842%	3.633%
Abstain	2,413,642.9952	2.386%	4.704%
Broker Non-Votes	14,603,286.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	32,596,919.2723	32.217%	63.528%
Against	1,789,815.7247	1.769%	3.488%
Abstain	2,321,521.5640	2.295%	4.524%
Broker Non-Votes	14,603,281.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Semiannual report | Large Cap Equity Fund	37

3M. Eliminate: Unseasoned Companies

Affirmative	32,706,629.6408	32.326%	63.742%
Against	1,697,119.8571	1.677%	3.307%
Abstain	2,304,511.0631	2.278%	4.491%
Broker Non-Votes	14,603,277.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3N. Eliminate: Loans to Trust Officers & Trustees

Affirmative	32,633,346.7374	32.254%	63.599%
Against	1,816,157.1126	1.795%	3.539%
Abstain	2,258,748.7110	2.232%	4.402%
Broker Non-Votes	14,603,285.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Class C.)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	23,352,680.6266	32.916%	61.446%
Against	1,402,629.8707	1.977%	3.691%
Abstain	2,203,129.8607	3.105%	5.797%
Broker Non-Votes	11,046,674.0000	15.571%	29.066%
TOTAL	38,005,114.3580	53.569%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,488,103.7697	41.568%	66.888%
Against	184,878.6637	3.089%	4.970%
Abstain	96,917.4146	1.619%	2.605%
Broker Non-Votes	949,925.0000	15.870%	25.537%
TOTAL	3,719,824.8480	62.146%	100.000%

38	Large Cap Equity Fund | Semiannual report

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,823,884.5820	25.132%	58.723%
Against	265,190.9787	1.743%	4.073%
Abstain	289,765.2863	1.904%	4.450%
Broker Non-Votes	2,132,853.0000	14.018%	32.754%
TOTAL	6,511,693.8470	42.797%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

Affirmative	30,453,395.7859	30.099%	59.350%
Against	3,747,900.1310	3.704%	7.304%
Abstain	2,506,952.6441	2.478%	4.886%
Broker Non-Votes	14,603,289.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5,2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	78,220,619.8230	29.123%	63.924%
Against	5,927,986.5960	2.207%	4.844%
Abstain	5,591,278.9630	2.082%	4.569%
Broker Non-Votes	32,626,309.0010	12.147%	26.663%
TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Large Cap Equity Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

40	Large Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	500SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	2-28-05	–46.87	—	—	–5.05	2.36	–46.87	—	—	–19.43

B	2-28-05	–47.19	—	—	–4.90	2.17	–47.19	—	—	–18.89

C	2-28-05	–45.07	—	—	–4.51	6.17	–45.07	—	—	–17.49

I1	2-28-05	–43.88	—	—	–3.47	7.95	–43.88	—	—	–13.70

NAV[1]	5-1-07	–43.76	—	—	–29.36	8.11	–43.76	—	—	–50.10

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.56%, Class B — 2.27%, Class C —2.25%, Class I — 1.06% and Class NAV — 0.99%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

6	Small Cap Intrinsic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$8,251	$8,111	$8,127

C2	2-28-05	8,251	8,251	8,127

I3	2-28-05	8,630	8,630	8,127

NAV[3]	5-1-07	4,990	4,990	6,154

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,077.40	$10.35

Class B	1,000.00	1,071.70	14.90

Class C	1,000.00	1,071.70	14.54

Class I	1,000.00	1,079.50	6.70

Class NAV	1,000.00	1,081.10	6.45

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,014.80	$10.04

Class B	1,000.00	1,010.40	14.46

Class C	1,000.00	1,010.80	14.11

Class I	1,000.00	1,018.30	6.51

Class NAV	1,000.00	1,018.60	6.26

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 2.01%, 2.90%, 2.83%, 1.30% and 1.25% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 holdings[1]

eHealth, Inc.	6.4%	Lender Processing Services, Inc.	3.0%

DG Fastchannel, Inc.	6.0%	Carrols Restaurant Group, Inc.	2.9%

The Knot, Inc.	4.8%	International Speedway Corp., Class A	2.8%

Gammon Gold, Inc.	4.0%	Daphne International Holdings, Ltd.	2.5%

Washington Post Company, Class B	3.5%	Minefinders Corp. Ltd.	2.4%

Sector composition[2,3]

Information technology	24%	Industrials	3%

Financials	23%	Health care	3%

Consumer discretionary	23%	Consumer staples	2%

Materials	11%	Short-term investments & other	4%

Energy	7%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 92.38%		$176,315,093

(Cost $239,807,605)

Application Software 1.16%		2,213,020

Aspen Technology, Inc. (I)	285,183	2,213,020

Asset Management & Custody Banks 4.05%		7,720,334

GLG Partners, Inc.	700,279	1,673,667

Janus Capital Group Inc.	291,412	2,922,862

Affiliated Managers Group, Inc. (I)	27,567	1,567,184

Waddell & Reed Financial, Inc.	69,461	1,556,621

Biotechnology 0.19%		371,943

Cephalon, Inc. (I)	5,669	371,943

Cable & Satellite 1.33%		2,533,474

Sirius XM Radio, Inc. (I)	6,506,097	2,533,474

Communications Equipment 11.31%		21,586,866

Brocade Communications Systems, Inc. (I)	790,000	4,566,200

Comverse Technology, Inc. (I)	138,048	987,043

DG Fastchannel, Inc. (I)	488,493	11,396,542

EchoStar Corp (Class A)(I)	86,686	1,371,373

MRV Communications, Inc. (I)	7,099,366	3,265,708

Data Processing & Outsourced Services 3.92%		7,475,152

Broadridge Financial Solutions, Inc.	93,215	1,803,710

Lender Processing Services, Inc.	197,887	5,671,442

Distributors 1.46%		2,779,650

Core-Mark Holding Co., Inc. (I)	145,000	2,779,650

Diversified Metals & Mining 1.58%		3,022,272

FNX Mining Co., Inc. (I)	683,045	3,022,272

Environmental & Facilities Services 0.94%		1,800,093

Clean Harbors, Inc. (I)	35,930	1,800,093

Footwear 3.14%		5,983,783

Skechers U.S.A, Inc. (I)	101,168	1,183,665

Daphne International Holdings Ltd.	12,528,091	4,800,118

Gold 6.68%		12,748,099

Royal Gold, Inc.	91,413	3,305,494

Gammon Gold, Inc. (I)	1,130,882	7,633,453

Franco-Nevada Corp.	85,028	1,809,152

Health Care Services 1.74%		3,324,897

Kinetic Concepts, Inc. (I)	134,285	3,324,897

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Homebuilding 0.98%		$1,875,571

Standard Pacific Corp. (I)	1,002,979	1,875,571

Industrial Gases 0.17%		332,345

Brazil Ethanol, Inc. (B)(I)(S)	129,462	332,345

Insurance Brokers 6.43%		12,277,359

eHealth, Inc. (I)	639,779	12,277,359

Internet Retail 1.25%		2,382,229

drugstore.com, Inc. (I)	1,536,922	2,382,229

Internet Software & Services 7.68%		14,663,216

RealNetworks, Inc. (I)	1,380,811	3,396,795

Sina.com (I)	78,810	2,207,468

The Knot, Inc. (I)	998,782	9,058,953

Investment Banking & Brokerage 1.29%		2,468,842

BGC Partners, Inc. (Class A)	290,117	751,403

TradeStation Group, Inc. (I)	211,768	1,717,439

Leisure Facilities 2.76%		5,259,541

International Speedway Corp.	222,109	5,259,541

Leisure Products 0.08%		159,750

Summer Infant, Inc. (I)	79,875	159,750

Multi-Sector Holdings 2.28%		4,349,280

Pico Holdings, Inc. (I)	144,976	4,349,280

Oil & Gas Equipment & Services 1.11%		2,123,551

Helix Energy Solutions Group, Inc. (I)	233,614	2,123,551

Oil & Gas Exploration & Production 4.41%		8,413,002

Carrizo Oil & Gas, Inc. (I)	145,097	1,789,046

Plains Exploration & Production Co. (I)	226,675	4,277,357

TXCO Resources, Inc. (I)	915,643	430,352

Warren Resources, Inc. (I)	1,197,654	1,916,247

Oil & Gas Storage & Transportation 1.33%		2,534,765

Southern Union Co.	159,319	2,534,765

Personal Products 1.75%		3,341,410

Mead Johnson Nutrition Co. (I)	118,280	3,341,410

Pharmaceuticals 0.83%		1,583,775

Novabay Pharmaceuticals, Inc. (I)	643,811	1,583,775

Precious Metals & Minerals 2.40%		4,584,401

Minefinders Corp. Ltd. (I) (L)	623,728	4,584,401

Publishing 3.46%		6,594,467

The Washington Post Co. (Class B)	15,754	6,594,467

Regional Banks 1.54%		2,943,054

Fifth Third Bancorp	352,689	1,446,025

Independent Bank Corp.	46,301	924,168

Regions Financial Corp.	127,586	572,861

Reinsurance 0.81%		1,548,000

Greenlight Capital Re, Ltd. (I)	100,000	1,548,000

See notes to financial statements

12	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Restaurants 4.73%			$9,017,850

Carrols Restaurant Group, Inc. (I)		947,522	5,609,330

Domino’s Pizza, Inc. (I)		361,072	3,408,520

Security & Alarm Services 2.00%			3,814,634

Brink’s Co.		134,555	3,814,634

Specialized Consumer Services 1.88%			3,586,760

Coinstar, Inc. (I)		100,780	3,586,760

Specialized Finance 0.28%			532,185

CIT Group, Inc.		239,723	532,185

Specialty Stores 0.78%			1,494,746

Office Depot, Inc. (I)		395,000	1,023,050

Officemax, Inc.		63,315	471,696

Textiles 1.26%			2,408,964

Joe’s Jeans, Inc. (I) (W)		3,706,668	2,408,964

Thrifts & Mortgage Finance 2.75%			5,251,224

Brookline Bancorp, Inc.		255,308	2,532,655

Northeast Community Bancorp, Inc.		374,975	2,718,569

Water Utilities 0.64%			1,214,589

Companhia de Saneamento Basico do Estado de Sao Paulo SABESP ADR		43,040	1,214,589

Issuer		Shares	Value

Investment companies 3.52%			$6,723,318
(Cost $5,790,583)

Investment Companies 3.52%			6,723,318

Proshares Ultra Real Estate		574,743	2,201,266

Proshares Ultra Financials		494,666	1,761,011

SPDR KBW Bank ETF		82,325	1,344,367

Ishares Dow Jones US Regional Banks Index Fund		79,410	1,416,674

Issuer		Shares	Value

Warrants 0.19%			$360,702

(Cost $758,541)

Industrial Conglomerates 0.19%			360,702

Shermen WSC Acquisition Corp. (I)		2,594,975	360,702

	Interest
Issuer	rate	Shares	Value

Short-term investments 2.10%			$3,998,488
(Cost $3,998,488)

Cash Equivalents 0.74%			1,398,488

John Hancock Cash investment Trust (T)(W)	0.7696% (Y)	1,398,488	1,398,488

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 1.36%					$2,600,000

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	AAA	$2,600	2,600,000

Total investments (Cost $250,355,217)† 98.19%					$187,397,601

Other assets and liabilities, net 1.81%					$3,453,176

Total net assets 100.00%					$190,850,777

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Fund.

(Y) Represents current yield on April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $250,853,170. Net unrealized depreciation aggregated $63,455,569, of which $20,457,135 related to appreciated investment securities and $83,912,704 related to depreciated investment securities.

See notes to financial statements

14	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $245,383,031) including
$1,293,601 of securities loaned (Note 2)	$183,590,149
Investments in affiliated issuers, at value (Cost $4,972,186) (Notes 2 and 8)	3,807,452
Total investments, at value (Cost $250,355,217)	187,397,601
Cash	46,026
Receivable for investments sold	9,222,532
Receivable for fund shares sold	873,953
Dividends and interest receivable	89,815
Receivable for security lending income	1,203
Other receivables and prepaid assets	4,198
Total assets	197,635,328

Liabilities

Payable for investments purchased	3,468,115
Payable for fund shares repurchased	1,345,499
Payable upon return of securities loaned (Note 2)	1,398,488
Payable to affiliates
Accounting and legal services fees	8,312
Transfer agent fees	60,992
Distribution and service fees	29,521
Trustees’ fees	8
Management fees	129,420
Other payables and accrued expenses	344,196
Total liabilities	6,784,551

Net assets

Capital paid-in	$501,301,056
Accumulated net investment loss	(1,285,879)
Accumulated net realized loss on investments and foreign currency transactions	(246,206,784)
Net unrealized depreciation on investments	(62,957,616)
Net assets	$190,850,777

Net asset value per share

Class A ($77,553,130 ÷ 10,790,788 shares)	$7.19
Class B ($3,442,850 ÷ 493,355 shares)[1]	$6.98
Class C ($16,294,490 ÷ 2,333,796 shares)[1]	$6.98
Class I ($12,127,563 ÷ 1,656,609 shares)	$7.32
Class NAV ($81,432,744 ÷ 11,095,335 shares)	$7.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.57

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$621,280
Securities lending	58,223
Income from affiliated issuers	30,336
Interest	212
Less foreign taxes withheld	(3,892)

Total investment income	706,159

Expenses

Investment management fees (Note 5)	770,785
Distribution and service fees (Note 5)	194,813
Transfer agent fees (Note 5)	233,430
Accounting and legal services fees (Note 5)	21,639
Trustees’ fees	11,723
Professional fees	1,093
State registration fees (Note 5)	22,951
Proxy fees	53,178
Tax expense	342,099
Miscellaneous	5,949

Total expenses	1,657,660
Less expense reductions (Note 5)	(46)

Net expenses	1,657,614

Net investment loss	(951,455)

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(170,145,388)
Foreign currency transactions	(46,194)
(170,191,582)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	132,197,580
Investments in affiliated issuers	44,676,825
Translation of assets and liabilities in foreign currencies	11,155
176,885,560
Net realized and unrealized gain	6,693,978

Increase in net assets from operations	$5,742,523

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

16	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	($951,455)	$442,505	$408,362
Net realized gain (loss)	(170,191,582)	(76,494,944)	20,501,518
Change in net unrealized appreciation
(depreciation)	176,885,560	(208,337,348)	(35,302,218)

Increase (decrease) in net assets resulting
from operations	5,742,523	(284,389,787)	(14,392,338)

Distributions to shareholders
From net investment income
Class I	(4,852)	—	(30,650)
Class NAV	(41,171)	—	(272,787)
From net realized gain
Class A	(2,955,690)	—	(4,789,199)
Class B	(116,356)	—	(215,916)
Class C	(618,795)	—	(1,226,947)
Class I	(486,041)	—	(1,902,223)
Class NAV	(2,790,740)	—	(4,417,809)

Total distributions	(7,013,645)	—	(12,855,531)

From Fund share transactions (Note 6)	(36,003,404)	(6,317,166)	503,642,738

Total increase (decrease)	(37,274,526)	(290,706,953)	476,394,869

Net assets

Beginning of period	228,125,303	518,832,256	42,437,387

End of period	$190,850,777	$228,125,303	$518,832,256

Accumulated net investment income (loss)	($1,285,879)	($288,401)	$284,795

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$6.95	$14.68	$13.70	$10.86	$10.00
Net investment loss[5]	(0.04)[10]	(0.01)	(0.01)	(0.07)[6]	(0.01)
Net realized and unrealized gain (loss)
on investments	0.51	(7.72)	1.36	3.21	1.72
Total from investment operations	0.47	(7.73)	1.35	3.14	1.71
Less distributions
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$7.19	$6.95	$14.68	$13.70	$10.86
Total return (%)[7]	7.74[8,10]	(52.66)[8]	9.91[9]	28.99[9]	17.28[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$78	$100	$199	$30	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.01[10]	1.56[11]	1.54	2.23	4.89[11]
Expenses net of all fee waivers	2.01[10]	1.56[11]	1.53	1.65	1.45[11]
Expenses net of all fee waivers and credits	2.01[10]	1.56[11]	1.53[12]	1.65	1.45[11]
Net investment loss	(1.38)[10,11]	(0.10)[11]	(0.07)	(0.58)[6]	(0.08)[11]
Portfolio turnover (%)	47	70	32	82	97

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Beginning of operations from 2-28-05 to 12-31-05.

5 Based on the average of the shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 All expenses have been annualized except Tax Expense, which was 0.19% of average net assets. This expense increased the net investment loss by $0.01 and the net investment loss ratio by 0.19%.

11 Annualized.

12 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

18	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.07)[11]	(0.08)	(0.12)	(0.16)[6]	(0.05)
Net realized and unrealized gain (loss)
on investments	0.49	(7.54)	1.35	3.20	1.71
Total from investment operations	0.42	(7.62)	1.23	3.04	1.66
Less distributions
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$6.98	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	7.17[8,11]	(52.88)[8]	9.13	28.20[9]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$9	$3	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.90[11]	2.28[12]	2.24	2.93	5.39[12]
Expenses net of all fee waivers	2.90[11]	2.28[12]	2.23	2.35	1.95[12]
Expenses net of all fee waivers and credits	2.90[11]	2.27[12]	2.23[13]	2.35	1.95[12]
Net investment loss	(2.31)[11,12]	(0.80)[12]	(0.82)	(1.25)[6]	(0.57)[12]
Portfolio turnover (%)	47	70	32	82	97

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Beginning of operations from 2-28-05 to 12-31-05.

5 Based on the average of the shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Less than $500,000.

11 All expenses have been annualized except Tax Expense, which was 0.21% of average net assets. This expense increased the net investment loss by $0.01 and the net investment loss ratio by 0.21%.

12 Annualized.

13 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.06)[11]	(0.08)	(0.11)	(0.16)[6]	(0.05)
Net realized and unrealized gain (loss)
on investments	0.48	(7.54)	1.34	3.20	1.71
Total from investment operations	0.42	(7.62)	1.23	3.04	1.66
Less distributions
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$6.98	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	7.17[8,11]	(52.88)[8]	9.13	28.20[9]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$20	$49	$8	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.83[11]	2.25[12]	2.24	2.93	5.39[12]
Expenses net of all fee waivers	2.83[11]	2.25[12]	2.23	2.35	1.95[12]
Expenses net of all fee waivers and credits	2.83[11]	2.25[12]	2.23[13]	2.35	1.95[12]
Net investment loss	(2.21)[11,12]	(0.77)[12]	(0.76)	(1.27)[6]	(0.57)[12]
Portfolio turnover (%)	47	70	32	82	97

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Beginning of operations from 2-28-05 to 12-31-05.

5 Based on the average of the shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Less than $500,000.

11 All expenses have been annualized except Tax Expense, which was 0.20% of average net assets. This expense increased the net investment loss by $0.01 and the net investment loss ratio by 0.20%.

12 Annualized.

13 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$7.06	$14.85	$13.80	$10.89	$10.00
Net investment income (loss)[5]	(0.02)[12]	0.05	0.09	(0.03)[6]	0.02
Net realized and unrealized gain (loss)
on investments	0.51	(7.84)	1.34	3.24	1.72
Total from investment operations	0.49	(7.79)	1.43	3.21	1.74
Less distributions
From net investment income	—[7]	—	(0.01)	—	—
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.23)	—	(0.38)	(0.30)	(0.85)
Net asset value, end of period	$7.32	$7.06	$14.85	$13.80	$10.89
Total return (%)[8]	7.95[9,12]	(52.46)[9]	10.39	29.55[10]	17.58[9,10]

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$20	$82	$1	—[11]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[12]	1.06[13]	1.10	1.78	4.59[13]
Expenses net of all fee waivers	1.30[12]	1.06[13]	1.09[14]	1.20	1.15[13]
Expenses net of all fee waivers and credits	1.30[12]	1.06[13]	1.09[14]	1.20	1.15[13]
Net investment income	(0.62)[12,13]	0.43[13]	0.57	(0.27)[6]	0.22[13]
Portfolio turnover (%)	47	70	32	82	97

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Beginning of operations from 2-28-05 to 12-31-05.

5 Based on the average of the shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

7 Less than $0.01 per share.

8 Assumes dividend reinvestment and does not reflect the effect of sales charges.

9 Not annualized.

10 Total returns would have been lower had certain expenses not been reduced during the periods shown.

11 Less than $500,000.

12 All expenses have been annualized except Tax Expense, which was 0.18% of average net assets. This expense increased the net investment loss by $0.01 and the net investment loss ratio by 0.18%.

13 Annualized.

14 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	21

F I N A N C I A L   S T A T E M E N T S

CLASS NAV SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$7.07	$14.85	$15.73

Net investment income (loss)[4]	(0.02)[9]	0.05	0.09
Net realized and unrealized gain (loss) on investments	0.52	(7.83)	(0.58)
Total from investment operations	0.50	(7.78)	(0.49)
Less distributions
From net investment income	—[5]	—	(0.02)
From net realized gain	(0.23)	—	(0.37)
Total distributions	(0.23)	—	(0.39)
Net asset value, end of period	$7.34	$7.07	$14.85
Total return (%)[6]	8.11[7,9]	(52.39)[7]	(3.05)[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[9]	0.99[10]	0.94[10]
Expenses net of all fee waivers	1.25[9]	0.99[10]	0.94[10]
Expenses net of all fee waivers and credits	1.25[9]	0.99[10]	0.94[10]
Net investment income (loss)	(0.65)[9,10]	0.51[10]	0.57[10]
Portfolio turnover (%)	47	70	32[11]

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 5-1-07 to 12-31-07.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 All expenses have been annualized except Tax Expense, which was 0.21% of average net assets. This expense increased the net investment loss by $0.01 and the net investment loss ratio by 0.21%.

10 Annualized.

11 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

22	Small Cap Intrinsic Value Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the

Semiannual report | Small Cap Intrinsic Value Fund	23

Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$179,665,139	$—

Level 2 — Other Significant Observable Inputs	7,400,117	—

Level 3 — Significant Unobservable Inputs	332,345	—

Total	$187,397,601	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$1,294,620	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	(962,275)	—

Net purchases (sales)	—	—

Transfers in and/or out of Level 3	—	—

Balance as of April 30, 2009	$332,345	$—

24	Small Cap Intrinsic Value Fund | Semiannual report

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely dispostion of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that

Semiannual report | Small Cap Intrinsic Value Fund	25

are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

During the period ended April 30, 2009, the Fund recorded a tax expense related to investments in passive foreign investment companies. This tax expense is currently reported in the Fund’s Statement of Operations.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $1,040.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $75,847,364 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2016 — $75,847,364.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $12,656,643 and long-term capital gain $198,888. There were no distributions during the year ended

26	Small Cap Intrinsic Value Fund | Semiannual report

October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk — financial services

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Sector risk — technology industry

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hanock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual

Semiannual report | Small Cap Intrinsic Value Fund	27

basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net asset value.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.03% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $26,282 with regard to sales of Class A shares. Of this amount, $3,516 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,246 was paid as sales commissions to unrelated broker-dealers and $520 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $4,321 for Class B shares and $8,046 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I shares, respectively, based on each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

28	Small Cap Intrinsic Value Fund | Semiannual report

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $46 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

			State
	Distribution and	Transfer	registration
Share class	service fees	agent fees	fees

Class A	$107,017	$180,686	$2,385
Class B	14,429	7,109	2,730
Class C	73,367	36,850	9,100
Class I	—	8,785	8,736
Class NAV	—	—	—
Total	$194,813	$233,430	$22,951

There were no printing and postage fees incurred for the period ended April 30, 2009.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates.The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009, and October 31, 2008, and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,786,988	$10,908,131	9,791,874	$126,263,815	14,130,652	$216,963,345
Distributions
reinvested	475,580	2,596,726	—	—	304,058	4,414,924
Repurchased	(5,899,872)	(33,827,083)	(8,906,949)	(101,069,893)	(3,115,187)	(47,387,746)
Net increase
(decrease)	(3,637,304)	($20,322,226)	884,925	$25,193,922	11,319,523	$173,990,523

Class B shares

Sold	52,441	$315,337	186,573	$2,347,704	557,774	$8,407,188
Distributions
reinvested	19,192	102,043	—	—	14,316	204,150
Repurchased	(105,061)	(593,593)	(260,694)	(2,955,951)	(182,505)	(2,723,315)
Net increase
(decrease)	(33,428)	($176,213)	(74,121)	($608,247)	389,585	$5,888,023

Semiannual report | Small Cap Intrinsic Value Fund	29

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares

Sold	249,245	$1,486,059	1,203,454	$15,079,329	3,270,299	$49,846,028
Distributions
reinvested	91,645	487,551	—	—	81,187	1,157,727
Repurchased	(993,614)	(5,551,490)	(1,598,248)	(18,116,644)	(531,918)	(7,991,976)
Net increase
(decrease)	(652,724)	($3,577,880)	(394,794)	($3,037,315)	2,819,568	$43,011,779

Class R3 shares

Sold	508,498	$3,019,207	5,708,401	$74,348,996	6,322,991	$102,054,966
Distributions
reinvested	18,911	104,957	—	—	119,386	1,758,994
Repurchased	(1,645,640)	(9,620,242)	(8,444,156)	(91,908,678)	(1,039,988)	(16,464,232)
Net increase
(decrease)	(1,118,231)	($6,496,078)	(2,735,755)	($17,559,682)	5,402,389	$87,349,728

Class NAV shares

Sold	764,733	$4,254,848	2,610,822	$27,999,710	12,024,313	$191,465,546
Distributions
reinvested	509,337	2,831,911	—	—	319,088	4,690,596
Repurchased	(2,098,775)	(12,517,766)	(2,866,832)	(38,305,554)	(167,351)	(2,753,457)
Net increase
(decrease)	(824,705)	($5,431,007)	(256,010)	($10,305,844)	12,176,050	$193,402,685
Net increase
(decrease)	(6,266,392)	($36,003,404)	(2,575,755)	($6,317,166)	32,107,115	$503,642,738

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $84,127,963 and $136,750,275, respectively.

Note 8
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2009, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Joe’s Jeans, Inc.
bought: 886,668,
sold: none	2,820,000	3,706,668	—	—	$2,408,964

30	Small Cap Intrinsic Value Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Small Cap
Intrinsic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Small Cap Intrinsic Value Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that, for the 1-year period under review, the Fund’s performance was higher than the performance of the Peer Group and Category medians and its benchmark index, the Russell 2000 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was in line with the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median, and not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

32	Small Cap Intrinsic Value Fund | Semiannual report

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8-9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors).

Semiannual report | Small Cap Intrinsic Value Fund	33

The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

34	Small Cap Intrinsic Value Fund | Semiannual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Small Cap Intrinsic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	115,885,949.1810	43.146%	94.704%
Withhold	6,480,245.2020	2.413%	5.296%

TOTAL	122,366,194.3830	45.559%	100.000%

John G. Vrysen
Affirmative	115,920,355.0290	43.159%	94.732%
Withhold	6,445,839.3540	2.400%	5.268%

TOTAL	122,366,194.3830	45.559%	100.000%

James F. Carlin
Affirmative	115,826,253.2020	43.124%	94.655%
Withhold	6,539,941.1810	2.435%	5.345%

TOTAL	122,366,194.3830	45.559%	100.000%

William H. Cunningham
Affirmative	115,819,789.5740	43.122%	94.650%
Withhold	6,546,404.8090	2.437%	5.350%

TOTAL	122,366,194.3830	45.559%	100.000%

Deborah Jackson
Affirmative	115,862,664.7440	43.138%	94.685%
Withhold	6,503,529.6390	2.421%	5.315%

TOTAL	122,366,194.3830	45.559%	100.000%

Charles L. Ladner
Affirmative	115,737,733.1140	43.091%	94.583%
Withhold	6,628,461.2690	2.468%	5.417%

TOTAL	122,366,194.3830	45.559%	100.000%

Stanley Martin
Affirmative	115,877,495.0730	43.143%	94.697%
Withhold	6,488,699.3100	2.416%	5.303%

TOTAL	122,366,194.3830	45.559%	100.000%

Patti McGill Peterson
Affirmative	115,851,425.7000	43.133%	94.676%
Withhold	6,514,768.6830	2.426%	5.324%

TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Small Cap Intrinsic Value Fund	35

John A. Moore
Affirmative	115,824,078.4520	43.123%	94.654%
Withhold	6,542,115.9310	2.436%	5.346%

TOTAL	122,366,194.3830	45.559%	100.000%

Steven R. Pruchansky
Affirmative	115,858,182.4460	43.136%	94.682%
Withhold	6,508,011.9370	2.423%	5.318%

TOTAL	122,366,194.3830	45.559%	100.000%

Gregory A. Russo
Affirmative	115,872,045.6690	43.141%	94.693%
Withhold	6,494,148.7140	2.418%	5.307%

TOTAL	122,366,194.3830	45.559%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Small Cap Intrinsic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	16,594,479.2243	55.865%	78.918%
Against	756,598.7680	2.547%	3.598%
Abstain	891,273.3787	3.000%	4.239%
Broker Non-Votes	2,784,970.0010	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	16,643,023.8753	56.028%	79.149%
Against	808,269.3320	2.721%	3.844%
Abstain	791,061.1647	2.663%	3.762%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

3B. Revise: Diversification

Affirmative	16,639,224.0663	56.015%	79.131%
Against	798,861.4380	2.689%	3.799%
Abstain	804,267.8667	2.708%	3.825%
Broker Non-Votes	2,784,968.0010	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

36	Small Cap Intrinsic Value Fund | Semiannual report

3C. Revise: Underwriting

Affirmative	16,592,552.6293	55.858%	78.909%
Against	835,357.6130	2.812%	3.973%
Abstain	814,442.1297	2.742%	3.873%
Broker Non-Votes	2,784,969.0000	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

3D. Revise: Real Estate

Affirmative	16,630,780.3367	55.987%	79.091%
Against	889,347.2790	2.994%	4.229%
Abstain	722,226.7563	2.431%	3.435%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

3E. Revise: Loans

Affirmative	16,570,241.5833	55.782%	78.803%
Against	837,264.3780	2.819%	3.982%
Abstain	834,848.4107	2.811%	3.970%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

3F. Revise: Senior Securities

Affirmative	16,497,871.6633	55.540%	78.459%
Against	901,052.3550	3.033%	4.285%
Abstain	843,431.3527	2.839%	4.011%
Broker Non-Votes	2,784,966.0010	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Class A shares).

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,369,816.6182	26.820%	59.271%
Against	276,925.6421	2.204%	4.871%
Abstain	204,981.1087	1.631%	3.605%
Broker Non-Votes	1,833,731.0000	14.595%	32.253%
TOTAL	5,685,454.3690	45.250%	100.000%

Semiannual report | Small Cap Intrinsic Value Fund	37

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	175,825.0780	34.267%	48.467%
Against	7,330.0000	1.429%	2.021%
Abstain	6,406.8440	1.249%	1.766%
Broker Non-Votes	173,209.0000	33.758%	47.746%

TOTAL	362,770.9220	70.703%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	709,815.5540	27.168%	46.788%
Against	43,339.0000	1.659%	2.857%
Abstain	57,365.6970	2.196%	3.781%
Broker Non-Votes	706,558.0000	27.045%	46.574%

TOTAL	1,517,078.2510	58.068%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

Affirmative	12,643,107.2083	42.562%	60.127%
Against	4,712,631.2160	15.865%	22.412%
Abstain	886,614.9477	2.985%	4.216%
Broker Non-Votes	2,784,968.0000	9.376%	13.245%

TOTAL	21,027,321.3720	70.788%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	78,220,619.8230	29.123%	63.924%
Against	5,927,986.5960	2.207%	4.844%
Abstain	5,591,278.9630	2.082%	4.569%
Broker Non-Votes	32,626,309.0010	12.147%	26.663%

TOTAL	122,366,194.3830	45.559%	100.000%

38	Small Cap Intrinsic Value Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Small Cap Intrinsic Value Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	640SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock

MUTUAL FUNDS

John Hancock

Global Opportunities Fund

Semiannual Report

4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	2-28-05	–39.84	—	—	3.25	17.54	–39.84	—	—	14.25

B	2-28-05	–40.03	—	—	3.53	18.34	–40.03	—	—	15.55

C	2-28-05	–37.71	—	—	3.94	22.34	–37.71	—	—	17.47

I1	2-28-05	–36.46	—	—	4.85	23.88	–36.46	—	—	21.82

NAV[1]	10-29-07	–36.27	—	—	–27.12	24.19	–36.27	—	—	–37.86

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 1.49%, Class B — 2.19%, Class C — 2.19% and Class I — 1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.66%, Class B — 2.29%, Class C — 2.33% and Class I — 1.18%. For Class NAV the net expense equals the gross expense and is 1.02%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

6	Global Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P Global BMI Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$11,747	$11,555	$8,771

C2	2-28-05	11,747	11,747	8,771

I3	2-28-05	12,182	12,182	8,771

NAV[3]	10-29-07	6,214	6,214	5,567

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,237.30	$8.38

Class B	1,000.00	1,233.40	12.07

Class C	1,000.00	1,233.40	12.18

Class I	1,000.00	1,238.80	6.44

Class NAV	1,000.00	1,241.90	5.11

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,017.30	$7.55

Class B	1,000.00	1,014.00	10.89

Class C	1,000.00	1,013.90	10.99

Class I	1,000.00	1,019.00	5.81

Class NAV	1,000.00	1,020.20	4.61

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.51%, 2.18%, 2.20%, 1.16% and 0.92% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

CBS Corp. (Class B)	5.0%	Rex Energy Corp.	2.7%

Rhodia Sa	4.2%	Companhia de Saneamento Basico
		do Estado de Sao Paulo	2.6%
China Green Holdings Ltd.	3.0%
		Minerva SA	2.4%
Sirius XM Radio, Inc.	2.8%
		McKesson Corp.	2.2%
Pfizer, Inc.	2.8%
		Williams Companies, Inc.	2.1%

Sector composition[2,3]

Financials	15%	Information technology	8%

Health care	13%	Industrials	5%

Energy	12%	Utilities	3%

Materials	12%	Telecommunication services	2%

Consumer staples	12%	Short-term investments & other	8%

Consumer discretionary	10%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 91.50%		$69,757,550

(Cost $62,656,934)

Argentina 1.84%		1,402,664

Cresud SA, SADR (Agricultural Products)	172,106	1,402,664

Bermuda 1.95%		1,483,135

Bunge, Ltd. (Agricultural Products)	10,557	506,842

GP Investments, Ltd. (Investment Banking & Brokerage) (I)	284,941	976,293

Brazil 11.86%		9,044,789

All America Latina Logistica Sa (Railroads)	67,876	351,326

Banco Bradesco SA ADR (Diversified Banks)	18,802	230,888

BM&F BOVESPA SA (Specialized Finance)	3,609	14,624

Companhia de Saneamento Basico do Estado de Sao Paulo SABESP ADR
(Water Utilities)	68,912	1,944,697

LLX Logistica SA (Trucking) (I)	1,852,148	1,709,193

Minerva SA (Packaged Foods & Meats) (I)	1,475,722	1,840,481

MMX Mineracao E Metalicos SA (Steel) (I)	135,410	412,611

OGX Petroleo E Gas Participacoes SA (Gas Utilities) (I)	3,541	1,488,257

Petroleo Brasileiro SA, ADR (Integrated Oil & Gas)	9,301	312,235

SLC Agricola SA (Agricultural Products)	108,783	740,477

Canada 8.72%		6,649,637

Barrick Gold Corp. (Gold)	18,076	526,012

FNX Mining Co., Inc. (Diversified Metals & Mining) (I)	28,928	127,998

Franco-Nevada Corp. (Gold)	50,334	1,070,963

Gammon Gold, Inc. (Gold) (I)	96,908	654,129

Goldcorp, Inc. (Gold)	12,707	349,697

Lundin Mining Corp. (Diversified Metals & Mining) (I)	188,243	342,317

Silver Standard Resources, Inc. (Diversified Metals & Mining) (I)	68,325	1,160,158

Silver Wheaton Corp. (Precious Metals & Minerals) (I)	135,514	1,032,617

Suncor Energy, Inc. (Integrated Oil & Gas)	54,643	1,385,746

France 5.90%		4,497,853

Rhodia Sa (Specialty Chemicals)	554,447	3,187,818

Total SA (Integrated Oil & Gas)	26,182	1,310,035

Hong Kong 6.67%		5,082,644

China Green Holdings Ltd. (Agricultural Products)	2,866,180	2,300,390

Melco Crown Entertainment Ltd., ADR (Casinos & Gaming) (I) (L)	14,695	66,862

Natural Beauty Bio-Technology Ltd. (Biotechnology)	12,842,139	1,614,046

Road King Infrastructure Ltd. (Highways & Railtracks)	2,333,125	1,101,346

See notes to financial statements

Semiannual report | Global Opportunities Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
India 3.14%		$2,390,701

Bharti Airtel Ltd. (Wireless Telecommunication Services) (I)	85,598	1,298,664

Icici Bank, Ltd., ADR (Diversified Banks)	6,017	124,131

Punjab National Bank, Ltd. (Diversified Banks)	100,686	967,906

Indonesia 0.04%		31,110

Multi Indocitra Tbk PT (Distributors)	1,829,413	31,110

Japan 1.71%		1,307,085

Nikko ETF 225 (Investment Companies)	12,686	1,170,580

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,936	136,505

Switzerland 0.57%		436,446

Roche Holdings AG — Genusschein (Pharmaceuticals)	3,461	436,446

United Arab Emirates 1.20%		917,503

Kingdom Hotel Investments, SGDR (Hotels, Resorts & Cruise Lines) (I)	382,293	917,503

United States 47.90%		36,513,983

Abbott Laboratories (Pharmaceuticals)	17,617	737,271

ACE Ltd. (Property & Casualty Insurance)	23,655	1,095,700

Aetna, Inc. (Managed Health Care)	68,631	1,510,568

Amgen, Inc. (Biotechnology) (I)	8,983	435,406

Archer-Daniels-Midland Co. (Agricultural Products)	21,665	533,392

Bank of America Corp. (Diversified Financial Services)	14,660	130,914

BlackRock, Inc. (Asset Management & Custody Banks)	353	51,722

Brazil Ethanol, Inc. (Industrial Gases) (B)(I)(S)	289,727	743,765

CBS Corp. (Class B) (Broadcasting & Cable TV)	538,881	3,793,722

Cephalon, Inc. (Biotechnology) (I)	13,334	874,844

Cisco Systems, Inc. (Communications Equipment) (I)	62,820	1,213,682

Denbury Resources, Inc. (Oil & Gas Exploration & Production) (I)	38,471	626,308

EMC Corp. (Computer Storage & Peripherals) (I)	82,896	1,038,687

EQT Corp. (Gas Utilities)	1,853	62,316

Genzyme Corp. (Biotechnology) (I)	10,070	537,033

Gilead Sciences, Inc. (Biotechnology) (I)	26,527	1,214,937

Google, Inc. (Class A) (Internet Software & Services) (I)	3,713	1,470,237

Intel Corp. (Semiconductors)	73,799	1,164,548

iShares MSCI Japan Index Fund (Investment Companies)	128,279	1,091,654

iShares MSCI Taiwan Index (Investment Companies) (L)	38,551	393,991

Johnson & Johnson (Pharmaceuticals)	8,891	465,533

JPMorgan Chase & Co. (Diversified Financial Services)	10,005	330,165

McKesson Corp. (Health Care Distributors)	44,885	1,660,745

MetLife Inc. (Life & Health Insurance)	17,810	529,848

Microsoft Corp. (Systems Software)	71,711	1,452,865

NASDAQ OMX Group, Inc. (Specialized Finance) (I)	773	14,865

Newmont Mining Corp. (Gold)	13,869	558,089

News Corp. (Class B) (Multi-Media)	81,119	739,805

NYSE Euronext (Specialized Finance)	1,034	23,958

Pfizer, Inc. (Pharmaceuticals)	162,254	2,167,713

Pico Holdings, Inc. (Multi-Sector Holdings) (I)	40,052	1,201,560

Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (I)	6,670	125,863

PNC Financial Services Group, Inc. (Regional Banks)	13,072	518,958

Range Resources Corp. (Oil & Gas Exploration & Production)	1,428	57,077

Rex Energy Corp. (Oil & Gas Exploration & Production) (I)	545,526	2,078,454

See notes to financial statements

12	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
United States (continued)

Sirius XM Radio, Inc. (Cable & Satellite) (I)	5,553,269	$2,162,443

SPDR Russell/Nomura Small Cap Japan ETF (Investment Companies)	38,452	1,236,232

TXCO Resources, Inc. (Oil & Gas Exploration & Production) (I) (L)	339,330	159,485

Warren Resources, Inc. (Oil & Gas Exploration & Production) (I)	223,878	358,205

Wells Fargo & Co. (Diversified Banks)	16,447	329,105

Williams Companies, Inc. (Oil & Gas Storage & Transportation)	115,058	1,622,318

Options Purchased 2.09%		$1,592,000

(Cost $662,500)

United States 2.09%		1,592,000

Euribor Curve 1/21/10 at 0.65 (I)	50,000,000	420,000

Euribor Curve 2/03/10 at 0.64 (I)	50,000,000	422,000

Euribor Curve 2/09/10 at 0.77 (I)	50,000,000	362,000

Euribor Curve 3/12/10 at 0.68 (I)	50,000,000	388,000

	Interest
Issuer	rate	Shares	Value

Short-term investments 6.41%			$4,883,650

(Cost $4,883,650)

Cash Equivalents 0.77%			583,650

John Hancock Cash Investment Trust (T) (W)	0.7696% (Y)	583,650	583,650

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. Government Agency 5.64%					4,300,000

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	AAA	$4,300	4,300,000

Total investments (Cost $68,203,084)† 100.00%					$76,233,200

Other assets and liabilities, net 0.00%					$3,437

Total net assets 100.00%					$76,236,637

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored ADR

SGDR Sponsored Global Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $76,061,716. Net unrealized appreciation aggregated $171,484, of which $12,815,742 related to appreciated investment securities and $12,644,258 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Global Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $67,619,434) including $503,702
of securities loaned (Note 2)	$75,649,550
Investments in affiliated issuers, at value (Cost $583,650) (Note 2)	583,650
Total investments, at value (Cost $68,203,084)	76,233,200
Cash	82,927
Foreign currency, at value (Cost $400)	302
Receivable for investments sold	3,278,926
Receivable for forward foreign currency exchange contracts (Note 3)	57,226
Receivable for fund shares sold	1,166,013
Dividends and interest receivable	125,563
Receivable for security lending income	6,005
Other receivables and prepaid assets	24,433
Total assets	80,974,595

Liabilities

Payable for investments purchased	3,604,568
Payable for forward foreign currency exchange contracts (Note 3)	213,931
Payable for fund shares repurchased	249,669
Payable upon return of securities loaned (Note 2)	583,650
Payable to affiliates
Accounting and legal services fees	10,544
Transfer agent fees	13,174
Distribution and service fees	20,716
Management fees	3,730
Other liabilities and accrued expenses	37,976
Total liabilities	4,737,958

Net assets

Capital paid-in	$136,414,893
Accumulated net investment loss	(3,097,810)
Accumulated net realized loss on investments	(64,945,492)
Net unrealized appreciation on investments	7,865,046
Net assets	$76,236,637

Net asset value per share

Class A ($55,402,791 ÷ 5,698,590 shares)	$9.72
Class B ($3,468,001 ÷ 361,367 shares)[1]	$9.60
Class C ($9,870,610 ÷ 1,028,677 shares) [1]	$9.60
Class I ($5,844,566 ÷ 599,061 shares)	$9.76
Class NAV ($1,650,669 ÷ 168,650 shares)	$9.79

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.23

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$367,954
Securities lending	19,370
Income from affiliated issuers	3,744
Interest	298
Less foreign taxes withheld	(10,333)

Total investment income	381,033

Expenses

Investment management fees (Note 6)	261,048
Distribution and service fees (Note 6)	118,247
Transfer agent fees (Note 6)	90,173
Printing and postage fees (Note 6)	7,240
Professional fees	12,346
Custodian fees	39,820
Registration and filing fees (Note 6)	38,010
Accounting and legal services fees (Note 6)	4,484
Trustees’ fees	1,810
Proxy fees	18,585
Miscellaneous	6,642

Total expenses	598,405
Less expense reductions (Note 6)	(112,093)

Net expenses	486,312

Net investment loss	(105,279)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(29,344,894)
Foreign currency transactions	3,096,352
(26,248,542)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	42,049,027
Translation of assets and liabilities in foreign currencies	(3,154,542)
38,894,485
Net realized and unrealized gain	12,645,943

Increase in net assets from operations	$12,540,664

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Global Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets

From operations
Net investment loss	($105,279)	($16,073)	($20,134)
Net realized gain (loss)	(26,248,542)	(37,375,167)	1,145,010
Change in net unrealized appreciation
(depreciation)	38,894,485	(33,902,531)	1,907,400

Increase (decrease) in net assets resulting
from operations	12,540,664	(71,293,771)	3,032,276

Distributions to shareholders
From net investment income
Class A	(3,040,892)	—	—
Class B	(156,404)	—	—
Class C	(455,132)	—	—
Class I	(524,355)	—	—
Class NAV	(46,869)	—	—
From net realized gain
Class A	(180,144)	—	(676,814)
Class B	(11,394)	—	(57,993)
Class C	(33,155)	—	(87,454)
Class I	(28,272)	—	(63,730)
Class NAV	(2,503)	—	(294)

Total distributions	(4,479,120)	—	(886,285)

From Fund share transactions (Note 7)	(2,767,046)	106,385,244	29,308,284

Total increase	5,294,498	35,091,473	31,454,275

Net assets

Beginning of period	70,942,139	35,850,666	4,396,391

End of period	$76,236,637	$70,942,139	$35,850,666

Accumulated net investment income (loss)	($3,097,810)	$1,231,121	$ —

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$8.47	$17.00	$13.17	$11.57	$10.00
Net investment income (loss)[5]	(0.01)	—[6]	(0.02)	(0.02)	—[6]
Net realized and unrealized gain (loss)
on investments	1.84	(8.53)	4.36	2.73	1.88
Total from investment operations	1.83	(8.53)	4.34	2.71	1.88
Less distributions
From net investment income	(0.55)	—	—	—[6]	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.58)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$9.72	$8.47	$17.00	$13.17	$11.57
Total return (%)[7,8]	23.73[9]	(50.18)[9]	33.05	23.38	18.85[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$50	$28	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[10]	1.66[10]	2.11	2.23	2.83[10]
Expenses net of all fee waivers	1.51[10]	1.49[10]	1.46	1.35	1.35[10]
Expenses net of all fee waivers and credits	1.51[10]	1.49[10]	1.46[11]	1.35	1.35[10]
Net investment income (loss)	(0.27)[10]	0.01[10]	(0.12)	(0.18)	0.03[10]
Portfolio turnover (%)	129	167	114	61	77

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 2-28-05 to 12-31-05.

4 Audited by previous Independent Registered Public Accounting Firm.

5 Based on the average of the shares outstanding.

6 Less than $0.01 per share.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Not annualized.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

17	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment income (loss)[5]	(0.04)	(0.09)	(0.14)	(0.08)	(0.04)
Net realized and unrealized gain (loss)
on investments	1.82	(8.37)	4.36	2.71	1.87
Total from investment operations	1.78	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.44)	—	—	—	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$9.60	$8.29	$16.75	$13.04	$11.52
Total return (%)[6,7]	23.34[8]	(50.51)[8]	32.46	22.76	18.35[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$2	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56[10]	2.29[10]	2.78	2.68	3.38[10]
Expenses net of all fee waivers	2.18[10]	2.21[10]	2.12	1.80	1.85[10]
Expenses net of all fee waivers and credits	2.18[10]	2.20[10]	2.12[11]	1.80	1.85[10]
Net investment income (loss)	(0.94)[10]	(0.72)[10]	(0.88)	(0.63)	(0.47)[10]
Portfolio turnover (%)	129	167	114	61	77

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 2-28-05 to 12-31-05.

4 Audited by previous Independent Registered Public Accounting Firm.

5 Based on the average of the shares outstanding.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $0.01 per share.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Global Opportunities Fund	18

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment income (loss)[5]	(0.04)	(0.09)	(0.16)	(0.08)	(0.04)
Net realized and unrealized gain (loss)
on investments	1.82	(8.37)	4.38	2.71	1.87
Total from investment operations	1.78	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.44)	—	—	—	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$9.60	$8.29	$16.75	$13.04	$11.52
Total return (%)[6,7]	23.34[8]	(50.51)[8]	32.46	22.76	18.35[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$9	$4	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59[10]	2.33[10]	2.79	2.68	3.38[10]
Expenses net of all fee waivers	2.20[10]	2.21[10]	2.13	1.80	1.85[10]
Expenses net of all fee waivers and credits	2.20[10]	2.21[10]	2.13[11]	1.80	1.85[10]
Net investment income (loss)	(0.96)[10]	(0.76)[10]	(1.01)	(0.63)	(0.47)[10]
Portfolio turnover (%)	129	167	114	61	77

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 2-28-05 to 12-31-05.

4 Audited by previous Independent Registered Public Accounting Firm.

5 Based on the average of the shares outstanding.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Semiannual report | Global Opportunities Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning of period	$8.55	$17.11	$13.21	$11.60	$10.00
Net investment income[5]	—[6]	0.08	0.02	0.02	0.03
Net realized and unrealized gain (loss)
on investments	1.84	(8.64)	4.39	2.74	1.88
Total from investment operations	1.84	(8.56)	4.41	2.76	1.91
Less distributions
From net investment income	(0.60)	—	—	(0.04)	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.63)	—	(0.51)	(1.15)	(0.31)
Net asset value, end of period	$9.76	$8.55	$17.11	$13.21	$11.60
Total return (%)[7,8]	23.88[9]	(50.03)[9]	33.48	23.74	19.15[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$8	$2	—[10]	—[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[11]	1.18[11]	1.74	1.93	2.58[11]
Expenses net of all fee waivers	1.16[11]	1.06[11]	1.09	1.05	1.05[11]
Expenses net of all fee waivers and credits	1.16[11]	1.06[11]	1.09[12]	1.05	1.05[11]
Net investment income	0.09[11]	0.62[11]	0.15	0.12	0.33[11]
Portfolio turnover (%)	129	167	114	61	77

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 2-28-05 to 12-31-05.

4 Audited by previous Independent Registered Public Accounting Firm.

5 Based on the average of the shares outstanding.

6 Less than $0.01 per share.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Not annualized.

10 Less than $500,000.

11 Annualized.

12 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS NAV SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$8.56	$17.12	$17.63
Net investment income (loss)[4]	0.01	0.06	(0.01)
Net realized and unrealized gain on investments	1.85	(8.62)	0.01
Total from investment operations	1.86	8.56	0.00
Less distributions
From net investment income	(0.60)	—	—
From net realized gain	(0.03)	—	(0.51)
Total distributions	(0.63)	—	(0.51)
Net asset value, end of period	$9.79	$8.56	$17.12
Total return (%)[5,6,7]	24.19	(50.00)	0.07

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[9]	1.02[9]	1.70[9]
Expenses net of all fee waivers	0.92[9]	0.97[9]	1.05[9]
Expenses net of all fee waivers and credits	0.92[9]	0.97[9]	1.05[9]
Net investment income	0.17[9]	0.51[9]	(0.17)[9]
Portfolio turnover (%)	129	167	114[10]

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 10-29-07 to 12-31-07.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

10 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Semiannual report | Global Opportunities Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith

22	Global Opportunities Fund | Semiannual report

under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$56,257,884	—
Level 2 — Other Significant Observable Inputs	17,639,551	($156,705)
Level 3 — Significant Unobservable Inputs	2,335,765	—
Total	$76,233,200	($156,705)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$3,389,966	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,485,936)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	431,735	—
Balance as of April 30, 2009	$2,335,765	—

Semiannual report | Global Opportunities Fund	23

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust

24	Global Opportunities Fund | Semiannual report

expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, registration and filing fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $30,838,236 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $30,838,236.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended December 2007, the tax character of distributions paid was as follows: ordinary income $440,415 and long-term capital gain $445,870. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions

Semiannual report | Global Opportunities Fund	25

in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk related contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial Instruments

Forward foreign currency contracts

The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The Fund had the following open forward foreign currency exchange contracts on April 30, 2009:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Sells
Canadian Dollar	5,498,414	June 2009	($213,931)
Japanese Yen	3,862,853	June 2009	57,226
			($156,705)

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price, or if no such sales are reported, at the calculated mean of the most recent bid and asked quotations, or if it is not possible to calculate a mean price, at the most recent bid quotation on the value date, in the case of purchased options, or at the most recent asked quotation on the value date, in the case of written options.

Option contracts traded in the OTC market shall be valued on the value date at prices supplied by an approved pricing service for

26	Global Opportunities Fund | Semiannual report

such securities, if available, and otherwise shall be valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which may also be the counterparty), or using a Bloomberg pricing model which will take into account the terms of the option contracts.

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract. The Fund had no outstanding written options on April 30, 2009.

Note 4
Risk and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed

Semiannual report | Global Opportunities Fund	27

out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the first $500,000,000 of average daily net asset value, (b) 0.825% of the next $500,000,000 and (c) 0.80% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding the distribution and service fees, transfer agent fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.05% of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions related to this total expense limitation amounted to $65,397 for the period ended April 30, 2009. The Adviser reserves the right to terminate this limitation in the future. In addition, the Adviser has voluntarily agreed to limit the Fund’s total expenses on Class A, Class B, Class C and Class I shares to 1.49%, 2.19%, 2.19% and 1.10% respectively, of Fund’s average daily net asset value.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

28	Global Opportunities Fund | Semiannual report

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $23,168 with regard to sales of Class A shares. Of this amount, $3,314 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,636 was paid as sales commissions to unrelated broker-dealers and $218 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $8,013 for Class B shares and $7,047 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, Signature Services had agreed to contractually limit the transfer agent fees to 0.15% for Class A, Class B and Class C shares until April 30, 2009. Waivers and reimbursements under this plan were $37,502, $2,345 and $6,827 for Class A, Class B and Class C shares, respectively, for the period ended April 30, 2009. Effective May 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $22 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer	Registration and	Printing and
Share class	service fees	agent fees	filing fees	postage fees

Class A	$65,143	$70,364	$27,150	$4,887
Class B	13,575	4,400	905	543
Class C	39,529	12,809	4,525	905
Class I	—	2,600	5,430	905
Total	$118,247	$90,173	$38,010	$7,240

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the

Semiannual report | Global Opportunities Fund	29

John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009 and October 31, 2008 and year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,593,569	$13,419,886	7,826,014	$120,636,513	1,423,417	$23,626,225
Distributions
reinvested	390,444	2,873,666	—	—	36,526	604,511
Repurchased	(2,237,045)	(16,883,198)	(3,508,105)	(46,100,816)	(126,834)	(2,072,969)
Net increase
(decrease)	(253,032)	($589,646)	4,317,909	$74,535,697	1,333,109	$22,157,767

Class B shares

Sold	52,535	$446,656	372,562	$5,914,312	125,740	$2,058,659
Distributions
reinvested	19,466	141,715	—	—	3,352	54,635
Repurchased	(88,166)	(666,464)	(121,630)	(1,605,918)	(13,634)	(213,510)
Net increase
(decrease)	(16,165)	($78,093)	250,932	$4,308,394	115,458	$1,899,784

Class C shares

Sold	155,837	$1,302,149	1,239,634	$19,605,726	202,016	$3,317,467
Distributions
reinvested	52,790	384,311	—	—	4,282	69,793
Repurchased	(242,230)	(1,765,675)	(387,872)	(4,897,874)	(6,922)	(111,657)
Net increase
(decrease)	(33,603)	($79,215)	851,762	$14,707,852	199,376	$3,275,603

Class I shares

Sold	206,890	$1,700,032	1,978,487	$30,011,805	126,177	$1,902,584
Distributions
reinvested	56,279	415,341	—	—	3,782	62,963
Repurchased	(600,962)	(4,985,753)	(1,182,703)	(18,591,905)	(49)	(811)
Net increase
(decrease)	(337,793)	($2,870,380)	795,784	$11,419,900	129,910	$1,964,736

Class NAV shares

Sold	111,584	$964,516	177,562	$2,977,147	595	$10,394
Distributions
reinvested	6,681	49,372	—	—	—	—
Repurchased	(20,487)	(163,600)	(107,285)	(1,563,746)	—	—
Net increase	97,778	$850,288	70,277	$1,413,401	595	$10,394

Net increase
(decrease)	(542,815)	($2,767,046)	6,286,664	$106,385,244	1,778,448	$29,308,284

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

30	Global Opportunities Fund | Semiannual report

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $78,198,781 and $86,565,812, respectively.

Semiannual report | Global Opportunities Fund	31

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

32	Global Opportunities Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was appreciably higher than the performance of the Category and Peer Group medians, and its benchmark index, the S&P/Citigroup BMI Global Index, over the 1-year period.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category and Peer Group medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the

Semiannual report | Global Opportunities Fund	33

Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors,

34	Global Opportunities Fund | Semiannual report

taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Global Opportunities Fund	35

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Global Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	115,885,949.1810	43.146%	94.704%
Withhold	6,480,245.2020	2.413%	5.296%

TOTAL	122,366,194.3830	45.559%	100.000%

John G. Vrysen
Affirmative	115,920,355.0290	43.159%	94.732%
Withhold	6,445,839.3540	2.400%	5.268%

TOTAL	122,366,194.3830	45.559%	100.000%

James F. Carlin
Affirmative	115,826,253.2020	43.124%	94.655%
Withhold	6,539,941.1810	2.435%	5.345%

TOTAL	122,366,194.3830	45.559%	100.000%

William H. Cunningham
Affirmative	115,819,789.5740	43.122%	94.650%
Withhold	6,546,404.8090	2.437%	5.350%

TOTAL	122,366,194.3830	45.559%	100.000%

Deborah Jackson
Affirmative	115,862,664.7440	43.138%	94.685%
Withhold	6,503,529.6390	2.421%	5.315%

TOTAL	122,366,194.3830	45.559%	100.000%

Charles L. Ladner
Affirmative	115,737,733.1140	43.091%	94.583%
Withhold	6,628,461.2690	2.468%	5.417%

TOTAL	122,366,194.3830	45.559%	100.000%

Stanley Martin
Affirmative	115,877,495.0730	43.143%	94.697%
Withhold	6,488,699.3100	2.416%	5.303%

TOTAL	122,366,194.3830	45.559%	100.000%

Patti McGill Peterson
Affirmative	115,851,425.7000	43.133%	94.676%
Withhold	6,514,768.6830	2.426%	5.324%

TOTAL	122,366,194.3830	45.559%	100.000%

36	Global Opportunities Fund | Semiannual report

John A. Moore
Affirmative	115,824,078.4520	43.123%	94.654%
Withhold	6,542,115.9310	2.436%	5.346%

TOTAL	122,366,194.3830	45.559%	100.000%

Steven R. Pruchansky
Affirmative	115,858,182.4460	43.136%	94.682%
Withhold	6,508,011.9370	2.423%	5.318%

TOTAL	122,366,194.3830	45.559%	100.000%

Gregory A. Russo
Affirmative	115,872,045.6690	43.141%	94.693%
Withhold	6,494,148.7140	2.418%	5.307%

TOTAL	122,366,194.3830	45.559%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Global Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,104,419.3448	38.558%	67.522%
Against	162,935.5632	2.024%	3.544%
Abstain	145,309.7940	1.805%	3.161%
Broker Non-Votes	1,184,956.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3D AND 3F PASSED ON MAY 5 2009. PROPOSAL 3E DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	3,098,004.4498	38.479%	67.383%
Against	155,447.9492	1.931%	3.381%
Abstain	159,210.3030	1.977%	3.463%
Broker Non-Votes	1,184,958.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

Semiannual report | Global Opportunities Fund	37

3B. Revise: Diversification

Affirmative	3,100,793.0158	38.513%	67.444%
Against	153,112.2762	1.902%	3.330%
Abstain	158,756.4100	1.972%	3.453%
Broker Non-Votes	1,184,959.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

3C. Revise: Underwriting

Affirmative	3,093,495.0388	38.423%	67.285%
Against	159,995.6372	1.987%	3.480%
Abstain	159,173.0250	1.977%	3.462%
Broker Non-Votes	1,184,957.0010	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

3D. Revise: Real Estate

Affirmative	3,081,716.6418	38.277%	67.029%
Against	159,354.7772	1.979%	3.466%
Abstain	171,592.2830	2.131%	3.732%
Broker Non-Votes	1,184,957.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

3E. Revise: Loans

Affirmative	3,066,762.4378	38.091%	66.704%
Against	180,012.5282	2.236%	3.915%
Abstain	165,888.7360	2.060%	3.608%
Broker Non-Votes	1,184,957.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

3F. Revise: Senior Securities

Affirmative	3,086,513.7608	38.336%	67.133%
Against	167,321.1742	2.078%	3.639%
Abstain	158,828.7660	1.973%	3.455%
Broker Non-Votes	1,184,957.0010	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,960,904.9574	34.245%	64.018%
Against	155,969.8190	2.724%	5.092%
Abstain	142,837.5046	2.495%	4.663%
Broker Non-Votes	803,342.0000	14.030%	26.227%

TOTAL	3,063,054.2810	53.494%	100.000%

38	Global Opportunities Fund | Semiannual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	138,714.0316	38.916%	50.065%
Against	22,539.8054	6.324%	8.135%
Abstain	3,855.6910	1.082%	1.392%
Broker Non-Votes	111,959.0000	31.411%	40.408%

TOTAL	277,068.5280	77.733%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

Affirmative	353,277.3000	32.941%	52.981%
Against	27,718.0000	2.585%	4.157%
Abstain	23,496.7570	2.191%	3.524%
Broker Non-Votes	262,303.0000	24.458%	39.338%

TOTAL	666,795.0570	62.175%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,989,376.3218	37.130%	65.020%
Against	263,301.2072	3.270%	5.727%
Abstain	159,983.1730	1.987%	3.480%
Broker Non-Votes	1,184,960.0000	14.718%	25.773%

TOTAL	4,597,620.7020	57.105%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	78,220,619.8230	29.123%	63.924%
Against	5,927,986.5960	2.207%	4.844%
Abstain	5,591,278.9630	2.082%	4.569%
Broker Non-Votes	32,626,309.0010	12.147%	26.663%

TOTAL	122,366,194.3830	45.559%	100.000%

Semiannual report | Global Opportunities Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

*Member of the Audit Committee	Transfer agent
John Hancock Signature Services, Inc.
†Non-Independent Trustee
Legal counsel
Officers	K&L Gates LLP
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

40	Global Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	690SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009